1933 Act File No. 2-98491
                                                   1940 Act File No. 811-4539

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 X
                                                                      ------

     Pre-Effective Amendment No.        ..............................

     Post-Effective Amendment No.   25   .............................  X
                                  -------                             ------


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         X

     Amendment No.   24   ............................................  X
                   -------                                            ------

                               FEDERATED ARMs FUND

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds

                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7000

                    (Address of Principal Executive Offices)

                                 (412) 288-1900

                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire

                               1001 Liberty Avenue

                            Federated Investors Tower

                       Pittsburgh, Pennsylvania 15222-3779

                     (Name and Address of Agent for Service)

                (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
_X  on OCTOBER 31, 1999 pursuant to paragraph (b)

    60 days after filing pursuant to paragraph (a)(i) on pursuant to paragraph
    (a)(i) 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Copies To:            Matthew G. Maloney, Esquire
                      Dickstein Shapiro Morin & Oshinsky LLP

                      2101 L Street, N.W.
                      Washington, D.C.  20037

PROSPECTUS

Federated ARMs Fund

INSTITUTIONAL SHARES

A mutual fund seeking to provide current income consistent with minimal volatility of principal by investing at least 65% of its assets in adjustable and floating rate mortgage backed securities which are issued or guaranteed by the U.S. government, its agencies or instrumentalities.



As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.



OCTOBER 31, 1999

CONTENTS



Risk/Return Summary  1

What are the Fund's Fees and Expenses?  3

What are the Fund's Investment Strategies?  4

What are the Principal Securities in Which the Fund Invests?  5

What are the Specific Risks of Investing in the Fund?  8

What Do Shares Cost?  9

How is the Fund Sold?  10

How to Purchase Shares  10

How to Redeem Shares  11

Account and Share Information  13

Who Manages the Fund?  14

Last Meeting of Shareholders  15

Financial Information  18

Report of Ernst & Young LLP, Independent Auditors  29



Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide current income consistent with minimal volatility of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?



The Fund pursues its investment objective by investing at least 65% of its assets in adjustable (including floating rate) mortgage backed securities which are issued or guaranteed by the U.S. government, its agencies or instrumentalities. Mortgage backed securities generally offer higher yields than comparable U.S. Treasury securities, but are subject to prepayment risk which the Adviser seeks to manage by selecting mortgage backed securities which (based primarily on the Adviser's interest rate outlook) have characteristics that make prepayment less likely. The Fund limits its investments to those that would enable it to qualify as a permissible investment for federal credit unions and Federal savings associations, and as an appropriate direct investment for national banks.



WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

* INTEREST RATE RISK. Prices of fixed income securities generally fall when interest rates rise.

* PREPAYMENT RISK. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

* CREDIT RISKS. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

* LIQUIDITY RISKS. Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade, have complex terms or are not widely held.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Fund's Institutional Shares as of the calendar year-end for each of ten years.

The `y' axis reflects the "% Total Return" beginning with "0%" and increasing in increments of 4% up to 16%.

The `x' axis represents calculation periods for the last ten calendar years of the Fund, beginning with the earliest year. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund's Institutional Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1989 through 1998, The percentages noted are: 15.85%, 6.62%, 15.73%, 3.71%, 4.29%, 0.27%, 8.81%, 6.52%, 6.24% and
4.19% respectively.



The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-end basis.



The Fund's Institutional Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.



The Fund's Institutional Shares total return for the nine-month period from January 1, 1999 to September 30, 1999 was 3.26%.



Within the period shown in the Chart, the Fund's Institutional Shares highest quarterly return was 10.09% (quarter ended June 30, 1989). Its lowest quarterly return was (3.05%) (quarter ended March 31, 1990).



Note: The Fund changed its investment policy from investing primarily in intermediate and long-term U.S. Treasury securities to investing primarily in adjustable rate U.S. government mortgage securities, effective 1/20/92.



AVERAGE ANNUAL TOTAL RETURN TABLE



The following table represents the Fund's Institutional Shares Average Annual Total Returns for the calendar periods ended December 31, 1998.

The table shows the Fund's Institutional Shares total returns averaged over a period of years relative to the Lehman Brothers 1-3 Year Government Bond Index (LB1-3GBI), the Lehman Brothers Adjustable Rate Mortgage Index (LBARMI) and the Merrill Lynch 1-Year Treasury Index (ML1TI), broad-based market indexes, and the Lipper Adjustable Rate Mortgage Funds Average (LARMFA), an average of funds with similar investment objectives. The ML1TI is an unmanaged index tracking 1 year U.S. Government Securities. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc. The Fund's Adviser has elected to change the benchmark index from the LB1-3GBI to the ML1TI because it is more representative of the securities in which the Fund invests. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.



CALENDAR PERIOD   IS CLASS   LB1-3GBI   LBARMI   ML1TI   LARMFA
1 Year            4.19%      6.96%      5.27%    5.89%   4.13%
5 Years           5.18%      5.96%      6.10%    5.53%   4.97%
10 Years          7.13%      7.35%      N/A      N/A     6.44%


Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.



What are the Fund's Fees and Expenses?

FEDERATED ARMS FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Shares.



SHAREHOLDER FEES


Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases

(as a percentage of offering price)                                                  None
Maximum Deferred Sales Charge (Load) (as a percentage of original
purchase price or redemption proceeds, as applicable)                                None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
(and other Distributions) (as a percentage of offering price)                        None
Redemption Fee (as a percentage of amount redeemed, if applicable)                   None
Exchange Fee                                                                         None

ANNUAL FUND OPERATING EXPENSES (Before Waivers) 1

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee 2                                                                     0.60%
Distribution (12b-1) Fee                                                             None
Shareholder Services Fee 3                                                           0.25%
Other Expenses                                                                       0.15%
Total Annual Fund Operating Expenses                                                 1.00%
1 Although not contractually obligated to do so, the Adviser and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended August 31, 1999.
 Total Waiver of Fund Expenses                                                       0.45%
 Total Annual Operating Expenses (after waivers)                                     0.55%

2 The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.40% for the fiscal year ended August 31, 1999. 3 The shareholder services fee has been voluntarily reduced. This voluntary reduction can be terminated at any time. The shareholder services fee paid by the Fund's Institutional Shares (after the voluntary reduction) was 0.00% for the fiscal year ended August 31, 1999.


EXAMPLE



This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are BEFORE WAIVERS as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



1 Year       $   102
3 Years      $   318
5 Years      $   552
10 Years     $ 1,225




What are the Fund's Investment Strategies?



The Fund, under normal circumstances, invests at least 65% of its total assets in adjustable rate mortgage securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. It is anticipated that such a portfolio will generally provide higher current yields than money market securities or alternative investments of comparable credit quality and volatility. While the Fund's net asset value will exhibit greater volatility than that of a money market portfolio, it should exhibit less volatility than a portfolio of fixed-rate mortgages. The Fund may invest up to 35% of its total assets in other U.S. government securities, and in mortgage backed securities issued by non-governmental entities which are rated in one of the two highest rating categories by a nationally recognized statistical rating agency (NRSRO). A description of the various types of securities in which the Fund invests, and their risks, immediately follows this strategy discussion.



Mortgage backed securities generally offer higher yields than comparable U.S. Treasury securities. The extra yield compensates for prepayment risk. Underlying mortgages, which act as collateral for mortgage securities, may, in most cases, be prepaid by homeowners at any time without penalty. One important reason for prepayments is changes in market interest rates from the time of mortgage origination.



The Adviser attempts to manage the Fund's prepayment risk by selecting mortgage backed securities with characteristics that make prepayment less likely. An important factor in the Adviser's assessment of these characteristics is the Adviser's interest rate outlook. Characteristics that the Adviser may consider in selecting securities include the interest rate formulas of the underlying mortgages, the index upon which the mortgage rate is based, the length of time the underlying mortgages have been outstanding, the prior prepayment history of the mortgages and the federal agencies (if any) that securitize the mortgages.



The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions by analyzing a variety of factors such as:

* current and expected U.S. economic growth;

* current and expected interest rates and inflation;

* the Federal Reserve Board monetary policy; and

* changes in the supply of or demand for U.S. government securities.

There is no assurance that the Adviser's efforts to forecast market interest rates and assess the impact of market interest rates on particular securities will be successful.



The Adviser may attempt to take advantage of current and potential yield differentials existing from time to time between various government adjustable rate mortgage backed securities in order to increase the Fund's return. In addition, the Adviser may invest up to 35% of the Fund's assets in fixed rate U.S. government mortgage securities, in mortgage backed securities issued by non-governmental entities which are rated in one of the two highest rating categories by an NRSRO, or in U.S. government securities that are not mortgage backed securities, such as U.S. Treasury securities and U.S. government agency securities, when in the Adviser's judgment, such investment will potentially enhance return or manage risk under current or anticipated economic and market conditions. The Fund may also engage in dollar roll transactions for their potential to enhance income.

The Adviser may use collateralized mortgage obligations ("CMOs") with relatively predictable cash flows (such as sequential pay, planned amortization class and targeted amortization class), to reduce pre-payment risk.



TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES



Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified period of time.



A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund principally invests:

MORTGAGE BACKED SECURITIES

Mortgage backed securities represent interests in "pools" (groups) of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

ADJUSTABLE RATE MORTGAGES

The Fund invests in interests in pools of adjustable rate mortgages, which are known as ARMs. While fixed rate mortgage securities have a stated interest rate, ARMs have periodic adjustments in the interest rate on the underlying mortgages. The adjustable rate feature of the mortgages underlying the ARMs will help to limit sharp movements in the Fund's net asset value in response to normal fluctuations in interest rates. As interest rates on the mortgages underlying ARMs reset periodically (for example, semi-annually or annually), the yields of the ARMs held in the portfolio will gradually adjust to reflect the overall changes in interest rates.

COLLATERALIZED MORTGAGE OBLIGATIONS

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of prepayment risk of CMOs depends upon the structure of the CMOs. However, the actual returns of any type of mortgage backed security depends upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

NON-GOVERNMENT MORTGAGE BACKED SECURITIES



Non-government mortgage backed securities (including non-governmental CMOs) are issued by private entities, rather than by U.S. government agencies. These securities involve credit risks and liquidity risks. The Fund may invest in non-government mortgage backed securities that are rated in one of the two highest rating categories by an NRSRO.



TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as Treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risk, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

SPECIAL TRANSACTIONS

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price paid by the dealer or bank exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the adviser.

DELAYED DELIVERY TRANSACTIONS



Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create market risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.



TO BE ANNOUNCED SECURITIES (TBAS)

As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund.

DOLLAR ROLLS

Dollar rolls are transactions where the Fund sells mortgage backed securities with a commitment to buy similar, but not identical, mortgage backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage backed securities. Dollar rolls are subject to interest rate risks and credit risks.

ASSET COVERAGE

In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.



INVESTMENT RATINGS FOR NON-GOVERNMENT MORTGAGE BACKED SECURITIES

The Adviser will determine whether a nongovernment mortgage backed security is eligible for investment by the Fund based upon the credit ratings given by one or more NRSROs. For example, Standard and Poor's, an NRSRO, assigns ratings to securities based on its assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.



What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

* Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

* Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

PREPAYMENT RISKS

* Unlike traditional fixed income securities, which may pay a fixed rate of interest until maturity, when the entire principal amount is due, payments on mortgage backed securities include both interest and a partial payment of principal. This partial payment of principal may be comprised of a scheduled principal payment as well as an unscheduled payment from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled payments of principal can adversely affect the price and yield of mortgage backed securities. For example, during periods of declining interest rates, prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds at the lower interest rates then available. In addition, like other interest-bearing securities, the values of mortgage backed securities generally fall when interest rates rise. Since rising interest rates generally result in decreased prepayments of mortgage backed securities, this could cause mortgage securities to have greater average lives than expected and their value may decline more than other fixed income securities. Conversely, when interest rates fall, their potential for capital appreciation is limited due to the existence of the prepayment feature.

* Generally, mortgage backed securities compensate for greater prepayment risk by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the security to decline. Spreads generally increase in response to adverse economic or market conditions.

CREDIT RISKS

* Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

* Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

* Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

* Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

LIQUIDITY RISKS

* Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

* Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

* Liquidity risk also refers to the possibility that the Fund may not be able to sell a security when it wants to. If this happens, the Fund will be required to continue to hold the security, and the Fund could incur losses.

What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in the prospectus) it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.



The Fund generally values fixed income securities at the last sale price on a national securities exchange, if available, otherwise, as determined by an individual pricing service.



The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.



The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to financial intermediaries, public, and private organizations or to individuals, directly or through investment professionals.



The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and

* Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.



You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.



An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number, or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by A PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

BY TELEPHONE



You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.



BY MAIL

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed and

* signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last 30 days;

* a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which totaled approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

THE FUND'S PORTFOLIO MANANGERS ARE:

TODD A. ABRAHAM



Todd A. Abraham has been the Fund's portfolio manager since August 1995. He is Vice President of the Fund. Mr. Abraham has been a Portfolio Manager since 1995 and a Vice President of the Fund's Adviser since 1997.
Mr. Abraham joined Federated in 1993 as an Investment Analyst and served as Assistant Vice President from 1995 to 1997. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992 to 1993. Mr. Abraham is a Chartered Financial Analyst and received his M.B.A. in Finance from Loyola College.



KATHLEEN M. FOODY-MALUS



Kathleen M. Foody-Malus has been the Fund's portfolio manager since January 1992. She is Vice President of the Fund. Ms. Foody-Malus joined Federated in 1983 and has been a Senior Portfolio Manager since 1996 and a Vice President of the Fund's Adviser since 1993. She was a Portfolio Manager and a Vice President of the Fund's Adviser from 1993 to 1996.
Ms. Foody-Malus received her M.B.A. in Accounting/Finance from the University of Pittsburgh.



ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.60% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses. This does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.

YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

Last Meeting of Shareholders



A Special Meeting of the Fund's shareholders was held on June 21, 1999. On April 23, 1999, the record date for shareholders voting at the meeting, there were 46,352,326 total outstanding shares. The following items were considered by shareholders and the results of their voting were as follows:



AGENDA ITEM 1

Election of Trustees: 1



                                                 WITHHELD
                                                 AUTHORITY

NAMES                               FOR          TO VOTE
Thomas G. Bigley                    30,067,640   7,423,084
Nicholas P. Constantakis            30,067,640   7,423,084
John F. Cunningham                  30,067,640   7,423,084
J. Christopher Donahue              30,067,640   7,423,084
Charles F. Mansfield, Jr.           30,067,640   7,423,084
John E. Murray, Jr., J.D., S.J.D.   30,067,640   7,423,084
John S. Walsh                       30,067,640   7,423,084




1 The following Trustees of the Fund continued their terms as Trustees of the Fund: John F. Donahue, Lawrence D. Ellis, and Marjorie P. Smuts.



AGENDA ITEM 2

To ratify the selection of Ernst & Young LLP as the Fund's Independent Auditors.



                       ABSTENTIONS

                       AND BROKER

FOR          AGAINST   NON-VOTES
37,448,755   24,557    17,411


AGENDA ITEM 3

To make changes to the Fund's fundamental investment policies.

(a) To amend the Fund's fundamental investment policy regarding diversification.



                          ABSTENTIONS

                          AND BROKER

FOR          AGAINST      NON-VOTES
24,639,087   12,060,446   791,191


(b) To amend the Fund's fundamental investment policy regarding borrowing money and issuing senior securities.



                          ABSTENTIONS

                          AND BROKER

FOR          AGAINST      NON-VOTES
24,639,087   12,060,446   791,191


(c) To amend the Fund's fundamental investment policy regarding investments in real estate.



                          ABSTENTIONS

                          AND BROKER

FOR          AGAINST      NON-VOTES
24,639,087   12,060,446   791,191


(d) To amend the Fund's fundamental policy regarding investing in commodities.



                          ABSTENTIONS

                          AND BROKER

FOR          AGAINST      NON-VOTES
24,639,087   12,060,446   791,191


(e) To amend the Fund's fundamental investment policy regarding underwriting securities.



                          ABSTENTIONS

                          AND BROKER

FOR          AGAINST      NON-VOTES
24,639,087   12,060,446   791,191


(f) To amend the Fund's fundamental investment policy regarding lending by the Fund.



                          ABSTENTIONS

                          AND BROKER

FOR          AGAINST      NON-VOTES
24,639,087   12,060,446   791,191




(g) To amend, and to make non-fundamental, the Fund's fundamental investment policy regarding buying securities on margin.



                          ABSTENTIONS

                          AND BROKER

FOR          AGAINST      NON-VOTES
24,639,087   12,060,446   791,191




(h) To amend, and to make non-fundamental, the Fund's fundamental investment policy regarding pledging assets.



                          ABSTENTIONS

                          AND BROKER

FOR          AGAINST      NON-VOTES
24,639,087   12,060,446   791,191


(i) To amend, and to make non-fundamental, the Fund's fundamental investment policy regarding investing in illiquid securities.



                          ABSTENTIONS

                          AND BROKER

FOR          AGAINST      NON-VOTES
24,639,087   12,060,446   791,191


(j) To amend, and to make non-fundamental, the Fund's fundamental investment policy regarding investing in other investment companies.



                          ABSTENTIONS

                          AND BROKER

FOR          AGAINST      NON-VOTES
24,639,087   12,060,446   791,191


(k) To make non-fundamental the Fund's fundamental investment policy regarding investing in adjustable and floating rate mortgage securities.



                          ABSTENTIONS

                          AND BROKER

FOR          AGAINST      NON-VOTES
24,639,087   12,060,446   791,191


(l) To make non-fundamental the Fund's fundamental investment policy regarding investing in U.S. government securities.



                          ABSTENTIONS

                          AND BROKER

FOR          AGAINST      NON-VOTES
24,639,087   12,060,446   791,191




(m) To make non-fundamental the Fund's fundamental investment policy regarding investing in mortgage related securities.



                          ABSTENTIONS

                          AND BROKER

FOR          AGAINST      NON-VOTES
24,639,087   12,060,446   791,191




(n) To make non-fundamental the Fund's fundamental investment policy regarding purchasing collateralized mortgage obligations.



                          ABSTENTIONS

                          AND BROKER

FOR          AGAINST      NON-VOTES
24,639,087   12,060,446   791,191


(o) To make non-fundamental the Fund's fundamental investment policy regarding engaging in dollar roll transactions.



                          ABSTENTIONS

                          AND BROKER

FOR          AGAINST      NON-VOTES
24,639,087   12,060,446   791,191


(p) To make non-fundamental the Fund's fundamental investment policy regarding engaging in repurchase agreements.



                          ABSTENTIONS

                          AND BROKER

FOR          AGAINST      NON-VOTES
24,639,087   12,060,446   791,191


(q) To make non-fundamental the Fund's fundamental investment policy regarding engaging in reverse repurchase agreements.



                          ABSTENTIONS

                          AND BROKER

FOR          AGAINST      NON-VOTES
24,639,087   12,060,446   791,191


(r) To make non-fundamental the Fund's fundamental investment policy regarding engaging in securities lending transactions.



                          ABSTENTIONS

                          AND BROKER

FOR          AGAINST      NON-VOTES
24,639,087   12,060,446   791,191


(s) To make non-fundamental the Fund's fundamental investment policy regarding engaging in when-issued and delayed delivery transactions.



                          ABSTENTIONS

                          AND BROKER

FOR          AGAINST      NON-VOTES
24,639,087   12,060,446   791,191


(t) To make non-fundamental the Fund's fundamental investment policy regarding investing in stripped mortgage securities.



                          ABSTENTIONS

                          AND BROKER

FOR          AGAINST      NON-VOTES
24,639,087   12,060,446   791,191


AGENDA ITEM 4

To eliminate certain of the Fund's fundamental investment policies.



(a) To remove the Fund's fundamental investment policy on investing in securities of new issuers.



                          ABSTENTIONS

                          AND BROKER

FOR          AGAINST      NON-VOTES
24,499,144   12,195,063   796,517


(b) To remove the Fund's fundamental investment policy on selling securities short.



                          ABSTENTIONS

                          AND BROKER

FOR          AGAINST      NON-VOTES
24,499,144   12,195,063   796,517


(c) To remove the Fund's fundamental investment policy regarding portfolio trading.



                          ABSTENTIONS

                          AND BROKER

FOR          AGAINST      NON-VOTES
24,499,144   12,195,063   796,517


(d) To remove the Fund's fundamental investment policy regarding temporary investments.



                          ABSTENTIONS

                          AND BROKER

FOR          AGAINST      NON-VOTES
24,499,144   12,195,063   796,517




AGENDA ITEM 5

To approve an amendment and restatement to the Fund's Declaration of Trust to permit the Board of Trustees to liquidate assets of the Fund without seeking shareholder approval.



                          ABSTENTIONS

                          AND BROKER

FOR          AGAINST      NON-VOTES
24,610,128   12,230,086   650,510


Financial Information

FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 29.



YEAR ENDED AUGUST 31              1999         1998         1997         1996         1995
NET ASSET VALUE, BEGINNING

OF PERIOD                       $ 9.67       $ 9.74       $ 9.64       $ 9.65       $ 9.63
INCOME FROM INVESTMENT
OPERATIONS:

Net investment income             0.51         0.56         0.59         0.58         0.56
Net realized and
unrealized gain (loss)
on investments                   (0.16)       (0.07)        0.10        (0.01)        0.02
TOTAL FROM INVESTMENT

OPERATIONS                        0.35         0.49         0.69         0.57         0.58
LESS DISTRIBUTIONS:

Distributions from net

investment income                (0.51)       (0.56)       (0.59)       (0.58)       (0.56)
NET ASSET VALUE, END OF

PERIOD                          $ 9.51       $ 9.67       $ 9.74       $ 9.64       $ 9.65
TOTAL RETURN 1                    3.74%        5.13%        7.31%        6.02%        6.21%

RATIOS TO AVERAGE NET

ASSETS:

Expenses 2                        1.00%        0.99%        0.99%        0.99%        0.98%
Net investment income 2           4.83%        5.33%        5.59%        5.50%        5.31%
Expenses (after waivers)          0.55%        0.55%        0.55%        0.55%        0.55%
Net investment income
(after waivers)                   5.28%        5.77%        6.03%        5.94%        5.74%
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                 $384,011     $420,988     $498,220     $653,313     $856,500
Portfolio turnover                  83%          56%          84%         134%         124%


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the period, certain fees were voluntarily waived. If such voluntary
waivers had not occurred, the ratios would have been as indicated.      See
Notes which are an integral part of the Financial Statements

Portfolio of Investments


AUGUST 31, 1999



PRINCIPAL

AMOUNT                                                     VALUE

                     U.S. GOVERNMENT

                     OBLIGATIONS-97.0%

                     FEDERATED HOME LOAN
                     MORTGAGE CORP. ARM-28.3%

  $ 114,918,050      6.705% -7.064%, 11/1/2016
                     - 7/1/2030                     $ 118,046,553
                     FEDERATED HOME LOAN
                     MORTGAGE CORP. REMIC-0.9%

      3,922,523      Series 1544-E,6.250%,

                     6/15/2008                          3,921,543

                     FEDERATED NATIONAL
                     MORTGAGE ASSOCIATION ARM-

                     18.2%
     76,228,566      5.730% - 7.056%, 9/1/18 -
                     5/1/2036                          75,851,634

                     FEDERATED NATIONAL

                     MORTGAGE ASSOCIATION

                     REMIC-4.4%
     10,000,000      Series 98-36PA, 6.250%,

                     7/18/2013                          9,949,758
      8,625,450      Series 93-206E, 5.650%,
                     5/25/2017                          8,578,527
                     TOTAL                             18,528,285

                     FEDERATED NATIONAL
                     MORTGAGE ASSOCIATION-13.9%

         14,773      12.000%, 3/1/2013                     16,868
      1,641,100      11.500%, 8/1/2014 -
                     11/1/2015                          1,831,369
      2,431,517      11.000%, 12/1/2015                 2,635,908
      8,500,000      7.500%, TBA                        8,574,375
      4,690,000    1 7.000%, TBA                        4,647,509
     29,371,000    1 6.500%, TBA                       28,545,087
     12,234,334      6.500%, 6/1/2014                  11,890,305
                     TOTAL                             58,141,421

                     GOVERNMENT NATIONAL
                     MORTGAGE ASSOCIATION ARM-

                     24.8%
     18,443,655      6.625%, 8/20/2017 -

                     7/20/2024                         18,694,305
     23,131,214      6.375%, 3/20/2016 -
                     3/20/2023                         23,331,724
     25,335,998      6.125%, 12/20/2017 -
                     11/20/2023                        25,573,547
     16,631,480      5.500%, 4/20/2029 -
                     5/20/2029                         16,407,620
     19,782,880      5.000%, 4/20/2029                 19,280,965
                     TOTAL                            103,288,161

                     GOVERNMENT NATIONAL
                     MORTGAGE ASSOCIATION-6.5%

      1,879,244      12.000%, 9/15/2013 -

                     1/15/2014                          2,162,402
     13,720,208      11.500%, 10/15/2010 -
                     3/15/2020                         15,561,480
      8,566,772      11.000%, 12/15/2009 -
                     7/15/2020                          9,542,456
                     TOTAL                             27,266,338

                     TOTAL U.S. GOVERNMENT
                     OBLIGATIONS (IDENTIFIED

                     COST $409,167,619)               405,043,935

PRINCIPAL

AMOUNT                                                     VALUE

                     REPURCHASE AGREEMENTS-
                     10.5% 2

 $   29,370,000 3, 4 Morgan Stanley Group,
                     Inc., 5.180%, dated
                     8/16/1999, due 9/20/1999      $   29,370,000
      4,690,000 3, 4 Morgan Stanley Group,
                     Inc., 5.190%, dated

                     8/10/1999, due 9/20/1999           4,690,000
      9,805,000      Salomon Brothers, Inc.,
                     5.500%, dated 8/31/1999,
                     due 9/1/1999                       9,805,000

                     TOTAL REPURCHASE
                     AGREEMENTS (AT AMORTIZED

                     COST)                             43,865,000

                     TOTAL INVESTMENTS
                     (IDENTIFIED COST

                     $453,032,619) 5                $ 448,908,935


1 Indicates securities subject to dollar roll transactions with a total market value of $33,192,596.

2 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

3 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

4 Securities held as collateral for future dollar roll transactions.

5 The cost of investments for federal tax purposes amounts to $453,068,881. The net unrealized depreciation of investments on a federal tax basis amounts to $4,159,946 which is comprised of $694,388 appreciation and $4,854,334 depreciation at August 31, 1999.

Note: The categories of investments are shown as a percentage of net assets ($417,387,595) at August 31, 1999.

The following acronyms are used throughout this portfolio:



ARM -Adjustable Rate Mortgage
REMIC -Real Estate Mortgage Investment Conduit
TBA -To Be Announced



See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities


AUGUST 31, 1999



ASSETS:
Total investments in
securities, at value
(identified cost
$409,167,619 and tax
cost $409,203,881)                               $ 405,043,935
Investments in repurchase
agreements (at amortized
cost)                                               43,865,000
Income receivable                                    5,201,152
Receivable for investments
sold                                                 6,615,582
Receivable for shares sold                              15,019
TOTAL ASSETS                                       460,740,688
LIABILITIES:

Payable for investments

purchased                       $  8,631,927
Payable for shares redeemed          205,623
Income distribution
payable                            1,251,310
Payable for dollar roll
transactions                      33,227,511
Accrued expenses                      36,722
TOTAL LIABILITIES                                   43,353,093
Net assets for 43,874,118
shares outstanding                               $ 417,387,595
NET ASSETS CONSIST OF:

Paid in capital                                  $ 502,737,671
Net unrealized
depreciation of
investments                                         (4,123,684)
Accumulated net realized
loss on investments                                (80,943,703)
Distributions in excess of
net investment income                                 (282,689)
TOTAL NET ASSETS                                 $ 417,387,595
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE:
INSTITUTIONAL SHARES:
$384,011,263 / 40,365,700
shares outstanding                                       $9.51
INSTITUTIONAL SERVICE
SHARES:
$33,376,332 / 3,508,418
shares outstanding                                       $9.51



See Notes which are an integral part of the Financial Statements

Statement of Operations



YEAR ENDED AUGUST 31, 1999



INVESTMENT INCOME:
Interest (net of dollar
roll expense of $217,338)                                           $ 25,503,605
EXPENSES:

Investment advisory fee                            $  2,624,894
Administrative personnel
and services fee                                        329,862
Custodian fees                                           54,531
Transfer and dividend
disbursing agent fees and
expenses                                                 17,284
Directors'/Trustees' fees                                10,299
Auditing fees                                            17,635
Legal fees                                                7,012
Portfolio accounting fees                               140,948
Distribution services fee-
Institutional Service
Shares                                                   91,366
Shareholder services fee-
Institutional Shares                                  1,002,338
Shareholder services fee-
Institutional Service
Shares                                                   91,366
Share registration costs                                 24,299
Printing and postage                                     28,447
Insurance premiums                                        2,623
Taxes                                                        75
Miscellaneous                                            20,453
TOTAL EXPENSES                                        4,463,432
WAIVERS:
Waiver of investment
advisory fee                    $   (853,071)
Waiver of distribution
services fee-Institutional
Service Shares                       (90,269)
Waiver of shareholder
services fee-Institutional
Shares                            (1,002,338)
Waiver of shareholder
services fee-Institutional
Service Shares                        (1,096)
TOTAL WAIVERS                                        (1,946,774)
Net expenses                                                           2,516,658
Net investment income                                                 22,986,947
REALIZED AND UNREALIZED
GAIN (LOSS) ON
INVESTMENTS:
Net realized loss on
investments                                                           (1,188,247)
Net change in unrealized
depreciation
of investments                                                        (5,642,395)
Net realized and
unrealized loss on
investments                                                           (6,830,642)
Change in net assets
resulting from operations                                           $ 16,156,305



See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets




YEAR ENDED AUGUST 31                       1999                 1998
INCREASE (DECREASE) IN NET

ASSETS
OPERATIONS:

Net investment income            $   22,986,947       $   31,752,906
Net realized gain (loss) on
investments ($154,668 and
$1,245,992, respectively,
as computed for federal tax

purposes)                            (1,188,247)           1,245,992
Net change in unrealized
depreciation of
investments                          (5,642,395)          (5,409,340)
CHANGE IN NET ASSETS

RESULTING FROM OPERATIONS            16,156,305           27,589,558
DISTRIBUTIONS TO
SHAREHOLDERS:

Distributions from net
investment income

Institutional Shares                (21,452,481)         (26,468,625)
Institutional Service
Shares                               (1,866,943)          (5,231,032)
CHANGE IN NET ASSETS
RESULTING FROM

DISTRIBUTIONS

TO SHAREHOLDERS                     (23,319,424)         (31,699,657)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                               42,550,113           85,623,659
Net asset value of shares
issued to shareholders in
payment of
distributions declared                6,478,661            9,463,263
Cost of shares redeemed             (94,151,152)        (206,845,928)
CHANGE IN NET ASSETS
RESULTING FROM SHARE

TRANSACTIONS                        (45,122,378)        (111,759,006)
Change in net assets                (52,285,497)        (115,869,105)
NET ASSETS:

Beginning of period                 469,673,092          585,542,197
End of period (including
undistributed net
investment income of $0 and
$49,788, respectively)           $  417,387,595       $  469,673,092



See Notes which are an integral part of the Financial Statements

Notes to Financial Statements


AUGUST 31, 1999

ORGANIZATION

Federated ARMs Fund ("the Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide current income consistent with minimal volatility of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

U.S. government and agency securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary. Distributions in excess of net investment income were the result of certain book and tax timing differences. These distributions do not represent a return of capital for federal income tax purposes.

At August 31, 1999, the Fund, for federal tax purposes, had a capital loss carryforward of $79,600,637, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:



EXPIRATION YEAR   EXPIRATION AMOUNT
2002                    $13,730,287
2003                     57,180,753
2004                      8,689,597


Additionally, net capital losses of $1,306,800 attributable to security transactions after October 31, 1998, are treated as arising on September 1, 1999, the first day of the Fund's next taxable year.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

DOLLAR ROLL TRANSACTIONS

The Fund enters into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions are short-term financing arrangements which will not exceed twelve months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in shares were as follows:



YEAR ENDED AUGUST 31                    1999                              1998
INSTITUTIONAL SHARES            SHARES             AMOUNT          SHARES              AMOUNT
Shares sold                    4,017,476       $  38,720,960       3,030,823       $   29,442,519
Shares issued to
shareholders in payment of
distributions declared           604,546           5,801,151         658,748            6,398,162
Shares redeemed               (7,803,994)        (74,921,713)    (11,287,079)        (109,644,658)
NET CHANGE RESULTING FROM
INSTITUTIONAL SHARE

TRANSACTIONS                  (3,181,972)     $  (30,399,602)     (7,597,508)      $  (73,803,977)


YEAR ENDED AUGUST 31                     1999                                1998
INSTITUTIONAL SERVICE
SHARES                          SHARES             AMOUNT            SHARES          AMOUNT
Shares sold                      398,206       $   3,829,153       5,771,167       $   56,181,140
Shares issued to
shareholders in payment of
distributions declared            70,541             677,510         315,591            3,065,101
Shares redeemed               (1,996,613)        (19,229,439)    (10,014,646)         (97,201,270)
NET CHANGE RESULTING FROM
INSTITUTIONAL SERVICE

SHARE TRANSACTIONS            (1,527,866)     $  (14,722,776)     (3,927,888)      $  (37,955,029)
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS            (4,709,838)     $  (45,122,378)    (11,525,396)     $  (111,759,006)


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b- 1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC") the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the year ended August 31, 1999, were as follows:



Purchases     $ 354,522,350
Sales         $ 376,745,629


YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Report of Ernst & Young LLP, Independent Auditors

TO THE TRUSTEES AND SHAREHOLDERS OF

FEDERATED ARMS FUND:

We have audited the accompanying statement of assets and liabilities of Federated ARMs Fund, including the portfolio of investments, as of August 31, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1999, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated ARMs Fund at August 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

[Graphic]

Boston, Massachusetts

October 19, 1999



 [Graphic]
 Federated

 World-Class Investment Manager

 PROSPECTUS

Federated ARMs Fund

INSTITUTIONAL SHARES



OCTOBER 31, 1999

A Statement of Additional Information (SAI) dated October 31, 1999 is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Report to shareholders as they become available. The Annual Report's Management Discussion and Analysis discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942- 8090 for information on the Public Reference Room's operations and copying fees.



 [Graphic]
 Federated

 Federated ARMs Fund
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400

 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

Investment Company Act File No. 811-4539

Cusip 314082108

8100309A-IS (10/99)

 [Graphic]

PROSPECTUS

Federated ARMs Fund

INSTITUTIONAL SERVICE SHARES

A mutual fund seeking to provide current income consistent with minimal volatility of principal by investing at least 65% of its assets in adjustable and floating rate mortgage backed securities which are issued or guaranteed by the U.S. government, its agencies or instrumentalities.



As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.



OCTOBER 31, 1999

CONTENTS



Risk/Return Summary  1

What are the Fund's Fees and Expenses?  3

What are the Fund's Investment Strategies?  4

What are the Principal Securities in Which the

Fund Invests?  6

What are the Specific Risks of Investing in the Fund?  10

What Do Shares Cost?  12

How is the Fund Sold?  12

How to Purchase Shares  13

How to Redeem Shares  14

Account and Share Information  16

Who Manages the Fund?  17

Last Meeting of Shareholders  18

Financial Information  22

Report of Ernst & Young LLP, Independent Auditors  34



Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide current income consistent with minimal volatility of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?



The Fund pursues its investment objective by investing at least 65% of its assets in adjustable (including floating) rate mortgage backed securities which are issued or guaranteed by the U.S. government, its agencies or instrumentalities. Mortgage backed securities generally offer higher yields than comparable U.S. Treasury securities, but are subject to prepayment risk which the Adviser seeks to manage by selecting mortgage backed securities which (based primarily on the Adviser's interest rate outlook) have characteristics that make prepayment less likely. The Fund limits its investments to those that would enable it to qualify as a permissible investment for federal credit unions and Federal savings associations, and as an appropriate direct investment for national banks.



WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

* INTEREST RATE RISK. Prices of fixed income securities generally fall when interest rates rise.

* PREPAYMENT RISK. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

* CREDIT RISKS. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

* LIQUIDITY RISKS. Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade, have complex terms or are not widely held.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Fund's Institutional Service Shares as of the calendar year-end for each of six years.

The `y' axis reflects the "% Total Return" beginning with "0.0%" and increasing in increments of 2.5% up to 10.0%.

The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended 1998. The light gray shaded chart features six distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund's Institutional Service Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1993 through 1998, The percentages noted are: 4.03%, 0.02%, 8.54%, 6.25%, 6.00% and
3.93% respectively.



The bar chart shows the variability of the Fund's Institutional Service Shares total returns on a calendar year-end basis.



The Fund's Institutional Service Shares are not sold subject to a sales charge
(load). The total returns displayed above are based upon net asset value.



The Fund's Institutional Service Shares total return for the nine-month period from January 1, 1999 to September 30, 1999 was 3.07%.

Within the period shown in the Chart, the Fund's Institutional Service Shares highest quarterly return was 3.00% (quarter ended March 31, 1995). Its lowest quarterly return was (0.63%) (quarter ended June 30, 1994).



AVERAGE ANNUAL TOTAL RETURN TABLE

The following table represents the Fund's Institutional Service Shares Average Annual Total Returns for the calendar periods ended December 31, 1998.



The table shows the Fund's Institutional Service Shares total returns averaged over a period of years relative to the Lehman Brothers 1-3 Year Government Bond Index (LB1-3GBI), the Lehman Brothers Adjustable Rate Mortgage Index (LBARMI) and the Merrill Lynch 1-Year Treasury Index (ML1TI), broad-based market indexes, and the Lipper Adjustable Rate Mortgage Funds Average (LARMFA), an average of funds with similar investment objectives. The ML1TI is an unmanaged index tracking 1 year U.S. government securities. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc. The Fund's Adviser has elected to change the benchmark index from the LB1-3GBI to the ML1TI because it is more representative of the securities in which the Fund invests. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.



CALENDAR PERIOD          ISS CLASS   LB1-3GBI   LBARMI   ML1TI   LARMFA
1 Year                   3.93%       6.96%      5.27%    5.89%   4.13%
5 Years                  4.92%       5.96%      6.10%    5.53%   4.97%
Start of Performance 1   4.80%       6.18%      6.26%    5.21%   4.71%




1 The Fund's Institutional Service Shares start of performance date was April 25, 1992.



Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.



What are the Fund's Fees and Expenses?

FEDERATED ARMS FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Service Shares.



SHAREHOLDER FEES

Fees Paid Directly From
Your Investment
Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price)                  None
Maximum Deferred Sales
Charge (Load) (as a
percentage of original
purchase price or
redemption proceeds,
as applicable)                      None
Maximum Sales Charge
(Load) Imposed on
Reinvested Dividends (and
other Distributions)
(as a percentage of
offering price).                    None
Redemption Fee (as a
percentage of amount
redeemed, if applicable)            None
Exchange Fee                        None

ANNUAL FUND OPERATING
EXPENSES (Before Waivers)

1

Expenses That are Deducted
From Fund Assets (as a
percentage of average net
assets)

Management Fee 2                    0.60%
Distribution (12b-1) Fee 3          0.25%
Shareholder Services Fee 4          0.25%
Other Expenses                      0.15%
Total Annual Fund
Operating Expenses                  1.25%
1 Although not
contractually obligated to
do so, the Adviser,
distributor and
shareholder services
provider waived certain
amounts. These are shown
below along with the net
expenses the Fund actually
paid for the fiscal year
ended August 31, 1999.
 Total Waiver of Fund
Expenses                            0.45%

 Total Annual Operating
Expenses (after waivers)            0.80%
2 The Adviser voluntarily
waived a portion of the
management fee. The
Adviser can terminate this
voluntary waiver at any
time. The management fee
paid by the Fund (after the
voluntary waiver) was
0.40% for the fiscal year
ended August 31, 1999.
3 The distribution (12b-1)
fee has been voluntarily
reduced. This voluntary
reduction can be
terminated at any time. The
distribution (12b-1) fee
paid by the Fund's
Institutional Service
Shares (after the
voluntary reduction) was
0.00% for the fiscal year
ended August 31, 1999.
4 The shareholder services
fee has been voluntarily
reduced. This voluntary
reduction can be
terminated at any time. The
shareholder services fee
paid by the Fund's
Institutional Service
Shares (after the
voluntary reduction) was
0.25% for the fiscal year
ended August 31, 1999.


EXAMPLE



This Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.



The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are BEFORE WAIVERS as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:





1 Year   $    127
3 Years  $    397
5 Years  $    686
10 Years $  1,511




What are the Fund's Investment Strategies?



The Fund, under normal circumstances, invests at least 65% of its total assets in adjustable rate mortgage securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. It is anticipated that such a portfolio will generally provide higher current yields than money market securities or alternative investments of comparable credit quality and volatility. While the Fund's net asset value will exhibit greater volatility than that of a money market portfolio, it should exhibit less volatility than a portfolio of fixed-rate mortgages. The Fund may invest up to 35% of its total assets in other U.S. government securities, and in mortgage backed securities issued by non-governmental entities which are rated in one of the two highest rating categories by a nationally recognized statistical rating agency (NRSRO). A description of the various types of securities in which the Fund invests, and their risks, immediately follows this strategy discussion.



Mortgage backed securities generally offer higher yields than comparable U.S. Treasury securities. The extra yield compensates for prepayment risk. Underlying mortgages, which act as collateral for mortgage securities, may, in most cases, be prepaid by homeowners at any time without penalty. One important reason for prepayments is changes in market interest rates from the time of mortgage origination.



The Adviser attempts to manage the Fund's prepayment risk by selecting mortgage backed securities with characteristics that make prepayment less likely. An important factor in the Adviser's assessment of these characteristics is the Adviser's interest rate outlook. Characteristics that the Adviser may consider in selecting securities include the interest rate formulas of the underlying mortgages, the index upon which the mortgage rate is based, the length of time the underlying mortgages have been outstanding, the prior prepayment history of the mortgages and the federal agencies (if any) that securitize the mortgages.



The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions by analyzing a variety of factors such as:

* current and expected U.S. economic growth;

* current and expected interest rates and inflation;

* the Federal Reserve Board monetary policy; and

* changes in the supply of or demand for U.S. government securities.

There is no assurance that the Adviser's efforts to forecast market interest rates and assess the impact of market interest rates on particular securities will be successful.



The Adviser may attempt to take advantage of current and potential yield differentials existing from time to time between various government adjustable rate mortgage backed securities in order to increase the Fund's return. In addition, the Adviser may invest up to 35% of the Fund's assets in fixed rate U.S. government mortgage securities, in mortgage backed securities issued by non-governmental entities which are rated in one of the two highest rating categories by an NRSRO, or in U.S. government securities that are not mortgage backed securities, such as U.S. Treasury securities and U.S. government agency securities, when in the Adviser's judgment, such investment will potentially enhance return or manage risk under current or anticipated economic and market conditions. The Fund may also engage in dollar roll transactions for their potential to enhance income.

The Adviser may use collateralized mortgage obligations ("CMOs") with relatively predictable cash flows (such as sequential pay, planned amortization class and targeted amortization class), to reduce prepayment risk.



TEMPORARY DEFENSIVE INVESTMENTS



The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term, debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.



What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES



Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified period of time.



A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund principally invests:

MORTGAGE BACKED SECURITIES

Mortgage backed securities represent interests in "pools" (groups) of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates.



Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.



ADJUSTABLE RATE MORTGAGES

The Fund invests in interests in pools of adjustable rate mortgages, which are known as ARMs. While fixed rate mortgage securities have a stated interest rate, ARMs have periodic adjustments in the interest rate on the underlying mortgages. The adjustable rate feature of the mortgages underlying the ARMs will help to limit sharp movements in the Fund's net asset value in response to normal fluctuations in interest rates. As interest rates on the mortgages underlying ARMs reset periodically (for example, semi-annually or annually), the yields of the ARMs held in the portfolio will gradually adjust to reflect the overall changes in interest rates.

COLLATERALIZED MORTGAGE OBLIGATIONS



CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of prepayment risk of CMOs depends upon the structure of the CMOs. However, the actual returns of any type of mortgage backed security depends upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.



NON-GOVERNMENT MORTGAGE BACKED SECURITIES



Non-government mortgage backed securities (including non-governmental CMOs) are issued by private entities, rather than by U.S. government agencies. These securities involve credit risks and liquidity risks. The Fund may invest in non-government mortgage backed securities that are rated in one of the two highest rating categories by an NRSRO.



TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as Treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risk, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

SPECIAL TRANSACTIONS

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price paid by the dealer or bank exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the adviser.

DELAYED DELIVERY TRANSACTIONS



Delayed delivery transactions, including when- issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create market risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.



TO BE ANNOUNCED SECURITIES (TBAS)

As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund.

DOLLAR ROLLS

Dollar rolls are transactions where the Fund sells mortgage backed securities with a commitment to buy similar, but not identical, mortgage backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage backed securities. Dollar rolls are subject to interest rate risks and credit risks.

ASSET COVERAGE

In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.



INVESTMENT RATINGS FOR NON-GOVERNMENT MORTGAGE BACKED SECURITIES

The Adviser will determine whether a non-government mortgage backed security is eligible for investment by the Fund based upon the credit ratings given by one or more NRSROs. For example, Standard and Poor's, an NRSRO, assigns ratings to securities based on its assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.



What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

* Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

* Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

PREPAYMENT RISKS



* Unlike traditional fixed income securities, which may pay a fixed rate of interest until maturity, when the entire principal amount is due, payments on mortgage backed securities include both interest and a partial payment of principal. This partial payment of principal may be comprised of a scheduled principal payment as well as an unscheduled payment from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled payments of principal can adversely affect the price and yield of mortgage backed securities. For example, during periods of declining interest rates, prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds at the lower interest rates then available. In addition, like other interest-bearing securities, the values of mortgage backed securities generally fall when interest rates rise. Since rising interest rates generally result in decreased prepayments of mortgage backed securities, this could cause mortgage securities to have greater average lives than expected and their value may decline more than other fixed income securities. Conversely, when interest rates fall, their potential for capital appreciation is limited due to the existence of the prepayment feature.



* Generally, mortgage backed securities compensate for greater prepayment risk by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the security to decline. Spreads generally increase in response to adverse economic or market conditions.

CREDIT RISKS

* Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

* Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

* Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

* Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

LIQUIDITY RISKS

* Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

* Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

* Liquidity risk also refers to the possibility that the Fund may not be able to sell a security when it wants to. If this happens, the Fund will be required to continue to hold the security, and the Fund could incur losses.

What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in the prospectus) it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.



The Fund generally values fixed income securities at the last sale price on a national securities exchange, if available, otherwise, as determined by an individual pricing service.



The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.



The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to financial institutions, credit unions, savings associations and national banks or to individuals, directly or through investment professionals.



When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Institutional Service Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and

* Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.



You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.



An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

BY TELEPHONE



You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.



BY MAIL

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed and

* signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last 30 days;

* a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which totaled approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

THE FUND'S PORTFOLIO MANAGERS ARE:

TODD A. ABRAHAM



Todd A. Abraham has been the Fund's portfolio manager since August 1995. He is Vice President of the Fund. Mr. Abraham has been a Portfolio Manager since 1995 and a Vice President of the Fund's Adviser since 1997.
Mr. Abraham joined Federated in 1993 as an Investment Analyst and served as Assistant Vice President from 1995 to 1997. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992 to 1993. Mr. Abraham is a Chartered Financial Analyst and received his M.B.A. in Finance from Loyola College.



KATHLEEN M. FOODY-MALUS



Kathleen M. Foody-Malus has been the Fund's portfolio manager since January 1992. She is Vice President of the Fund. Ms. Foody-Malus joined Federated in 1983 and has been a Senior Portfolio Manager since 1996 and a Vice President of the Fund's Adviser since 1993. She was a Portfolio Manager and a Vice President of the Fund's Adviser from 1993 to 1996.
Ms. Foody-Malus received her M.B.A. in Accounting/Finance from the University of Pittsburgh.



ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.60% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses. This does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.

YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

Last Meeting of Shareholders



A Special Meeting of the Fund's shareholders was held on June 21, 1999. On April 23, 1999, the record date for shareholders voting at the meeting, there were 46,352,326 total outstanding shares. The following items were considered by shareholders and the results of their voting were as follows:

AGENDA ITEM 1

Election of Trustees: 1





NAMES                               FOR          WITHHELD AUTHORITY TO VOTE
Thomas G. Bigley                    30,067,640   7,423,084
Nicholas P. Constantakis            30,067,640   7,423,084
John F. Cunningham                  30,067,640   7,423,084
J. Christopher Donohue              30,067,640   7,423,084
Charles F. Mansfield, Jr.           30,067,640   7,423,084
John E. Murray, Jr., J.D., S.J.D.   30,067,640   7,423,084
John S. Walsh                       30,067,640   7,423,084




1 The following Trustees of the Fund continued their terms as Trustees of the Fund: John F. Donahue, Lawrence D. Ellis, and Marjorie P. Smuts.

AGENDA ITEM 2

To ratify the selection of Ernst & Young LLP as the Fund's Independent Auditors:





                       ABSTENTIONS

                       AND BROKER

FOR          AGAINST   NON-VOTES
37,448,755   24,557    17,411




AGENDA ITEM 3

To make changes to the Fund's fundamental investment policies:

(a) To amend the Fund's fundamental investment policy regarding diversification.





                          ABSTENTIONS

                          AND BROKER

FOR          AGAINST      NON-VOTES
24,639,087   12,060,446   791,191




(b) To amend the Fund's fundamental investment policy regarding borrowing money and issuing senior securities.





                          ABSTENTIONS

                          AND BROKER

FOR          AGAINST      NON-VOTES
24,639,087   12,060,446   791,191




(c) To amend the Fund's fundamental investment policy regarding investments in real estate.





                          ABSTENTIONS

                          AND BROKER

FOR          AGAINST      NON-VOTES
24,639,087   12,060,446   791,191




(d) To amend the Fund's fundamental policy regarding investing in commodities.





                          ABSTENTIONS

                          AND BROKER

FOR          AGAINST      NON-VOTES
24,639,087   12,060,446   791,191




(e) To amend the Fund's fundamental investment policy regarding underwriting securities.





                          ABSTENTIONS

                          AND BROKER

FOR          AGAINST      NON-VOTES
24,639,087   12,060,446   791,191




(f) To amend the Fund's fundamental investment policy regarding lending by the Fund.





                          ABSTENTIONS

                          AND BROKER

FOR          AGAINST      NON-VOTES
24,639,087   12,060,446   791,191




(g) To amend, and to make non-fundamental, the Fund's fundamental investment policy regarding buying securities on margin.





                          ABSTENTIONS

                          AND BROKER

FOR          AGAINST      NON-VOTES
24,639,087   12,060,446   791,191




(h) To amend, and to make non-fundamental, the Fund's fundamental investment policy regarding pledging assets.





                          ABSTENTIONS

                          AND BROKER

FOR          AGAINST      NON-VOTES
24,639,087   12,060,446   791,191




(i) To amend, and to make non-fundamental, the Fund's fundamental investment policy regarding investing in illiquid securities.





                          ABSTENTIONS

                          AND BROKER

FOR          AGAINST      NON-VOTES
24,639,087   12,060,446   791,191




(j) To amend, and to make non-fundamental, the Fund's fundamental investment policy regarding investing in other investment companies.





                          ABSTENTIONS

                          AND BROKER

FOR          AGAINST      NON-VOTES
24,639,087   12,060,446   791,191




(k) To make non-fundamental the Fund's fundamental investment policy regarding investing in adjustable and floating rate mortgage securities.





                          ABSTENTIONS

                          AND BROKER

FOR          AGAINST      NON-VOTES
24,639,087   12,060,446   791,191




(l) To make non-fundamental the Fund's funda-mental investment policy regarding investing in U.S. government securities.





                          ABSTENTIONS

                          AND BROKER

FOR          AGAINST      NON-VOTES
24,639,087   12,060,446   791,191




(m) To make non-fundamental the Fund's fundamental investment policy regarding investing in mortgage related securities.





                          ABSTENTIONS

                          AND BROKER

FOR          AGAINST      NON-VOTES
24,639,087   12,060,446   791,191




(n) To make non-fundamental the Fund's fundamental investment policy regarding purchasing collateralized mortgage obligations.





                          ABSTENTIONS

                          AND BROKER

FOR          AGAINST      NON-VOTES
24,639,087   12,060,446   791,191




(o) To make non-fundamental the Fund's fundamental investment policy regarding engaging in dollar roll transactions.





                          ABSTENTIONS

                          AND BROKER

FOR          AGAINST      NON-VOTES
24,639,087   12,060,446   791,191




(p) To make non-fundamental the Fund's fundamental investment policy regarding engaging in repurchase agreements.





                          ABSTENTIONS

                          AND BROKER

FOR          AGAINST      NON-VOTES
24,639,087   12,060,446   791,191




(q) To make non-fundamental the Fund's fundamental investment policy regarding engaging in reverse repurchase agreements.





                          ABSTENTIONS

                          AND BROKER

FOR          AGAINST      NON-VOTES
24,639,087   12,060,446   791,191




(r) To make non-fundamental the Fund's fundamental investment policy regarding engaging in securities lending transactions.





                          ABSTENTIONS

                          AND BROKER

FOR          AGAINST      NON-VOTES
24,639,087   12,060,446   791,191




(s) To make non-fundamental the Fund's fundamental investment policy regarding engaging in when-issued and delayed delivery transactions.





                          ABSTENTIONS

                          AND BROKER

FOR          AGAINST      NON-VOTES
24,639,087   12,060,446   791,191




(t) To make non-fundamental the Fund's fundamental investment policy regarding investing in stripped mortgage securities.





                          ABSTENTIONS

                          AND BROKER

FOR          AGAINST      NON-VOTES
24,639,087   12,060,446   791,191




AGENDA ITEM 4

To eliminate certain of the Fund's fundamental investment policies:

(a) To remove the Fund's fundamental investment policy on investing in securities of new issuers.





                          ABSTENTIONS

                          AND BROKER

FOR          AGAINST      NON-VOTES
24,499,144   12,195,063   796,517




(b) To remove the Fund's fundamental investment policy on selling securities short.





                          ABSTENTIONS

                          AND BROKER

FOR          AGAINST      NON-VOTES
24,499,144   12,195,063   796,517




(c) To remove the Fund's fundamental investment policy regarding portfolio trading.





                          ABSTENTIONS

                          AND BROKER

FOR          AGAINST      NON-VOTES
24,499,144   12,195,063   796,517




(d) To remove the Fund's fundamental investment policy regarding temporary investments.





                          ABSTENTIONS

                          AND BROKER

FOR          AGAINST      NON-VOTES
24,499,144   12,195,063   796,517




AGENDA ITEM 5

To approve an amendment and restatement to the Fund's Declaration of Trust to permit the Board of Trustees to liquidate assets of the Fund without seeking shareholder approval:





                          ABSTENTIONS

                          AND BROKER

FOR          AGAINST      NON-VOTES
24,610,128   12,230,086   650,510


Financial Information

FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 34.



YEAR ENDED AUGUST 31          1999        1998        1997        1996         1995
NET ASSET VALUE, BEGINNING

OF PERIOD                      $ 9.67      $ 9.74      $ 9.64       $ 9.65       $ 9.63
INCOME FROM INVESTMENT
OPERATIONS:

Net investment income            0.48        0.53        0.56         0.55         0.54
Net realized and
unrealized gain (loss)
on investments                  (0.15)      (0.07)       0.10        (0.01)        0.02
TOTAL FROM INVESTMENT

OPERATIONS                       0.33        0.46        0.66         0.54         0.56
LESS DISTRIBUTIONS:

Distributions from net

investment income               (0.49)      (0.53)      (0.56)       (0.55)       (0.54)
NET ASSET VALUE, END OF

PERIOD                         $ 9.51      $ 9.67      $ 9.74       $ 9.64       $ 9.65
TOTAL RETURN 1                   3.49%       4.87%       7.05%        5.75%        5.94%

RATIOS TO AVERAGE NET

ASSETS:

Expenses 2                       1.25%       1.24%       1.24%        1.24%        1.23%
Net investment income 2          4.58%       5.11%       5.34%        5.25%        5.01%
Expenses (after waivers)         0.80%       0.80%       0.80%        0.80%        0.80%
Net investment income
(after waivers)                  5.03%       5.55%       5.78%        5.69%        5.44%
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                 $33,376     $48,685     $87,322     $109,536     $135,689
Portfolio turnover                 83%         56%         84%         134%         124%


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.



See Notes which are an integral part of the Financial Statements

Portfolio of Investments



AUGUST 31, 1999



PRINCIPAL

AMOUNT                                                 VALUE

                     U.S. GOVERNMENT

                     OBLIGATIONS-97.0%

                     FEDERATED HOME LOAN
                     MORTGAGE CORP. ARM-28.3%

  $ 114,918,050      6.705% -7.064%, 11/1/2016
                     - 7/1/2030                     $ 118,046,553
                     FEDERATED HOME LOAN
                     MORTGAGE CORP. REMIC-0.9%

      3,922,523      Series 1544-E,6.250%,

                     6/15/2008                          3,921,543

                     FEDERATED NATIONAL
                     MORTGAGE ASSOCIATION ARM-

                     18.2%
     76,228,566      5.730% - 7.056%, 9/1/18 -
                     5/1/2036                          75,851,634

                     FEDERATED NATIONAL

                     MORTGAGE ASSOCIATION

                     REMIC-4.4%
     10,000,000      Series 98-36PA, 6.250%,

                     7/18/2013                          9,949,758
      8,625,450      Series 93-206E, 5.650%,
                     5/25/2017                          8,578,527
                     TOTAL                             18,528,285

                     FEDERATED NATIONAL
                     MORTGAGE ASSOCIATION-13.9%

         14,773      12.000%, 3/1/2013                     16,868
      1,641,100      11.500%, 8/1/2014 -
                     11/1/2015                          1,831,369
      2,431,517      11.000%, 12/1/2015                 2,635,908
      8,500,000      7.500%, TBA                        8,574,375
      4,690,000    1 7.000%, TBA                        4,647,509
     29,371,000    1 6.500%, TBA                       28,545,087
     12,234,334      6.500%, 6/1/2014                  11,890,305
                     TOTAL                             58,141,421

                     GOVERNMENT NATIONAL
                     MORTGAGE ASSOCIATION ARM-

                     24.8%
     18,443,655      6.625%, 8/20/2017 -

                     7/20/2024                         18,694,305
     23,131,214      6.375%, 3/20/2016 -
                     3/20/2023                         23,331,724
     25,335,998      6.125%, 12/20/2017 -
                     11/20/2023                        25,573,547
     16,631,480      5.500%, 4/20/2029 -
                     5/20/2029                         16,407,620
     19,782,880      5.000%, 4/20/2029                 19,280,965
                     TOTAL                            103,288,161

                     GOVERNMENT NATIONAL
                     MORTGAGE ASSOCIATION-6.5%

      1,879,244      12.000%, 9/15/2013 -

                     1/15/2014                          2,162,402
     13,720,208      11.500%, 10/15/2010 -
                     3/15/2020                         15,561,480
      8,566,772      11.000%, 12/15/2009 -
                     7/15/2020                          9,542,456
                     TOTAL                             27,266,338

                     TOTAL U.S. GOVERNMENT
                     OBLIGATIONS (IDENTIFIED
                     COST $409,167,619)  405,043,935


PRINCIPAL

AMOUNT                                                 VALUE

                     REPURCHASE AGREEMENTS-
                     10.5% 2

 $   29,370,000 3, 4 Morgan Stanley Group,
                     Inc., 5.180%, dated
                     8/16/1999, due 9/20/1999      $   29,370,000
      4,690,000 3, 4 Morgan Stanley Group,
                     Inc., 5.190%, dated

                     8/10/1999, due 9/20/1999           4,690,000
      9,805,000      Salomon Brothers, Inc.,
                     5.500%, dated 8/31/1999,
                     due 9/1/1999                       9,805,000

                     TOTAL REPURCHASE

                     AGREEMENTS (AT AMORTIZED

                     COST)  43,865,000

                     TOTAL INVESTMENTS
                     (IDENTIFIED COST

                     $453,032,619) 5                $ 448,908,935


1 Indicates securities subject to dollar roll transactions with a total market value of $33,192,596.

2 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

3 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

4 Securities held as collateral for future dollar roll transactions.

5 The cost of investments for federal tax purposes amounts to $453,068,881. The net unrealized depreciation of investments on a federal tax basis amounts to $4,159,946 which is comprised of $694,388 appreciation and $4,854,334 depreciation at August 31, 1999.

Note: The categories of investments are shown as a percentage of net assets ($417,387,595) at August 31, 1999.

The following acronyms are used throughout this portfolio:

ARM -Adjustable Rate Mortgage
REMIC -Real Estate Mortgage Investment Conduit
TBA -To Be Announced




See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities



AUGUST 31, 1999



ASSETS:
Total investments in
securities, at value
(identified cost
$409,167,619 and tax cost
$409,203,881)                                    $ 405,043,935
Investments in repurchase
agreements (at amortized
cost)  43,865,000
Income receivable                                    5,201,152
Receivable for investments
sold                                                 6,615,582
Receivable for shares sold                              15,019
TOTAL ASSETS                                       460,740,688
LIABILITIES:
Payable for investments
purchased                       $  8,631,927
Payable for shares
redeemed                             205,623
Income distribution
payable                            1,251,310
Payable for dollar roll
transactions                      33,227,511
Accrued expenses                      36,722
TOTAL LIABILITIES                                   43,353,093
Net assets for 43,874,118
shares outstanding                               $ 417,387,595
NET ASSETS CONSIST OF:
Paid in capital                                  $ 502,737,671
Net unrealized
depreciation of
investments                                         (4,123,684)
Accumulated net realized
loss on investments                                (80,943,703)
Distributions in excess of
net investment income                                 (282,689)
TOTAL NET ASSETS                                 $ 417,387,595
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE
INSTITUTIONAL SHARES:
$384,011,263 / 40,365,700
shares outstanding                                       $9.51
INSTITUTIONAL SERVICE
SHARES:
$33,376,332 / 3,508,418
shares outstanding                                       $9.51




See Notes which are an integral part of the Financial Statements

Statement of Operations



YEAR ENDED AUGUST 31, 1999



INVESTMENT INCOME:
Interest (net of dollar
roll expense of $217,338)                                            $ 25,503,605
EXPENSES:

Investment advisory fee                            $  2,624,894
Administrative personnel
and services fee                                        329,862
Custodian fees                                           54,531
Transfer and dividend
disbursing agent fees and
expenses                                                 17,284
Directors'/Trustees' fees                                10,299
Auditing fees                                            17,635
Legal fees                                                7,012
Portfolio accounting fees                               140,948
Distribution services fee-
Institutional Service
Shares                                                   91,366
Shareholder services fee-
Institutional Shares                                  1,002,338
Shareholder services fee-
Institutional Service
Shares                                                   91,366
Share registration costs                                 24,299
Printing and postage                                     28,447
Insurance premiums                                        2,623
Taxes                                                        75
Miscellaneous                                            20,453
TOTAL EXPENSES                                        4,463,432
WAIVERS:
Waiver of investment
advisory fee                    $   (853,071)
Waiver of distribution
services fee-Institutional
Service Shares                       (90,269)
Waiver of shareholder
services fee-Institutional
Shares  (1,002,338)
Waiver of shareholder
services fee-Institutional
Service Shares                        (1,096)
TOTAL WAIVERS  (1,946,774)
Net expenses                                                             2,516,658
Net investment income                                                   22,986,947
REALIZED AND UNREALIZED
GAIN (LOSS) ON
INVESTMENTS:
Net realized loss on
investments                                                             (1,188,247)
Net change in unrealized
depreciation
of investments                                                          (5,642,395)
Net realized and
unrealized loss on
investments                                                             (6,830,642)
Change in net assets
resulting from operations                                             $ 16,156,305




See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets





YEAR ENDED AUGUST 31               1999                 1998
INCREASE (DECREASE) IN NET

ASSETS
OPERATIONS:

Net investment income            $   22,986,947       $   31,752,906
Net realized gain (loss) on
investments ($154,668 and
$1,245,992, respectively,
as computed for federal tax

purposes)                            (1,188,247)           1,245,992
Net change in unrealized
depreciation of
investments                          (5,642,395)          (5,409,340)
CHANGE IN NET ASSETS

RESULTING FROM OPERATIONS            16,156,305           27,589,558
DISTRIBUTIONS TO
SHAREHOLDERS:

Distributions from net
investment income

Institutional Shares                (21,452,481)         (26,468,625)
Institutional Service
Shares                               (1,866,943)          (5,231,032)
CHANGE IN NET ASSETS
RESULTING FROM

DISTRIBUTIONS

TO SHAREHOLDERS                     (23,319,424)         (31,699,657)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                               42,550,113           85,623,659
Net asset value of shares
issued to shareholders in
payment of
distributions declared                6,478,661            9,463,263
Cost of shares redeemed             (94,151,152)        (206,845,928)
CHANGE IN NET ASSETS
RESULTING FROM SHARE

TRANSACTIONS                        (45,122,378)        (111,759,006)
Change in net assets                (52,285,497)        (115,869,105)
NET ASSETS:

Beginning of period                 469,673,092          585,542,197
End of period (including
undistributed net
investment income of $0 and
$49,788, respectively)           $  417,387,595       $  469,673,092




See Notes which are an integral part of the Financial Statements

Notes to Financial Statements



AUGUST 31, 1999

ORGANIZATION

Federated ARMs Fund ("the Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide current income consistent with minimal volatility of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

U.S. government and agency securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary. Distributions in excess of net investment income were the result of certain book and tax timing differences. These distributions do not represent a return of capital for federal income tax purposes.

At August 31, 1999, the Fund, for federal tax purposes, had a capital loss carryforward of $79,600,637, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:



EXPIRATION YEAR   EXPIRATION AMOUNT
2002                    $13,730,287
2003                     57,180,753
2004                      8,689,597


Additionally, net capital losses incurred of $1,306,800 attributable to security transactions after October 31, 1998, are treated as arising on September 1, 1999, the first day of the Fund's next taxable year.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

DOLLAR ROLL TRANSACTIONS

The Fund enters into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions are short-term financing arrangements which will not exceed twelve months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in shares were as follows:



YEAR ENDED AUGUST 31                     1999                                 1998
INSTITUTIONAL SHARES:            SHARES           AMOUNT             SHARES          AMOUNT
Shares sold                       4,017,476         $ 38,720,960      3,030,823       $ 29,442,519
Shares issued to
shareholders in payment of
distributions declared              604,546            5,801,151        658,748          6,398,162
Shares redeemed                  (7,803,994)         (74,921,713)   (11,287,079)      (109,644,658)
NET CHANGE RESULTING FROM
INSTITUTIONAL SHARE

TRANSACTIONS                     (3,181,972)       $ (30,399,602)    (7,597,508)     $ (73,803,977)


YEAR ENDED AUGUST 31                     1999                                 1998
INSTITUTIONAL SERVICE
SHARES:                          SHARES           AMOUNT             SHARES            AMOUNT
Shares sold                        398,206          $ 3,829,153        5,771,167           $ 56,181,140
Shares issued to
shareholders in payment of
distributions declared              70,541              677,510          315,591              3,065,101
Shares redeemed                 (1,996,613)         (19,229,439)     (10,014,646)           (97,201,270)
NET CHANGE RESULTING FROM
INSTITUTIONAL SERVICE

SHARE TRANSACTIONS              (1,527,866)        $ (14,722,776)     (3,927,888)         $ (37,955,029)
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS              (4,709,838)        $ (45,122,378)    (11,525,396)        $ (111,759,006)


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b- 1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC") the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the year ended August 31, 1999, were as follows:



Purchases     $ 354,522,350
Sales         $ 376,745,629


YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.



Report of Ernst & Young LLP, Independent Auditors

TO THE TRUSTEES AND SHAREHOLDERS OF

FEDERATED ARMS FUND:



We have audited the accompanying statement of assets and liabilities of Federated ARMs Fund, including the portfolio of investments, as of August 31, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1999, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated ARMs Fund at August 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

[Graphic]

Boston, Massachusetts



October 19, 1999

 [Graphic]
 Federated

 World-Class Investment Manager

 PROSPECTUS

Federated ARMs Fund

INSTITUTIONAL SERVICE SHARES



OCTOBER 31, 1999

A Statement of Additional Information (SAI) dated October 31, 1999 is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Report to shareholders as they become available. The Annual Report's Management Discussion and Analysis discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800- 341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942- 8090 for information on the Public Reference Room's operations and copying fees.



 [Graphic]
 Federated

 Federated ARMs Fund
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400

 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

Investment Company Act File No. 811-4539

Cusip 314082207

8100309A-SS (10/99)

 [Graphic]

STATEMENT OF ADDITIONAL INFORMATION

Federated ARMs Fund

INSTITUTIONAL SHARES

INSTITUTIONAL SERVICE SHARES



This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Federated ARMs Fund (the "Fund"), dated October 31, 1999. Obtain the prospectuses and the Annual Report's Management Discussion and Analysis without charge by calling 1- 800-341-7400.



OCTOBER 31, 1999



 [Graphic]
 Federated

 World-Class Investment Manager
 Federated ARMs Fund
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400

 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

8100309B (10/99)



[Graphic]

CONTENTS



How is the Fund Organized?  1

Securities in Which the Fund Invests  1

What Do Shares Cost?  5

How is the Fund Sold?  5

Exchanging Securities for Shares  6

Subaccounting Services  6

Redemption in Kind  6

Massachusetts Partnership Law  6

Account and Share Information  6

Tax Information  6

Who Manages and Provides Services to the Fund?  7

How Does the Fund Measure Performance?  10

Who is Federated Investors, Inc.?  12

Financial Information  13

Investment Ratings  13

Addresses  15



How is the Fund Organized?

The Fund is a diversified open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on May 24, 1985.

The Board of Trustees (the Board) has established two classes of shares of the Fund, known as Institutional Shares and Institutional Service Shares (Shares). This SAI relates to both classes of Shares. The Fund's investment adviser is Federated Investment Management Company (Adviser). Effective March 31, 1999, Federated Management, former Adviser to the Fund, became Federated Investment Management Company (formerly, Federated Advisers).

Securities in Which the Fund Invests

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields

The following describes the types of fixed income securities in which the Fund invests:

TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as Treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

MORTGAGE BACKED SECURITIES

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

ADJUSTABLE RATE MORTGAGES

The fund invests in interests in "pools" (groups) of adjustable rate mortgages, which are known as ARMs. While fixed rate mortgage securities have a stated interest rate, ARMs have periodic adjustments in the interest rate on the underlying mortgages. The adjustable rate feature of the mortgages underlying the ARMs will help to limit sharp movements in the Fund's net asset value in response to normal fluctuations in interest rates. As interest rates on the mortgages underlying ARMs reset periodically (for example, semi-annually or annually), the yields of the ARMs held in the portfolio will gradually adjust to reflect the overall changes in interest rates.

COLLATERALIZED MORTGAGE OBLIGATIONS

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

SEQUENTIAL CMOS

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

PACS AND TACS

More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

NON-GOVERNMENT MORTGAGE BACKED SECURITIES



Non-government mortgage backed securities (including non-governmental CMOs) are issued by private entities, rather than by U.S. government agencies. These securities involve credit risks and liquidity risks. The Fund may invest in non-government mortgage backed securities that are rated in one of the two highest rating categories by a nationally recognized statistical rating agency (NRSRO).



CREDIT ENHANCEMENT

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

SPECIAL TRANSACTIONS

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

REVERSE REPURCHASE AGREEMENTS

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

DELAYED DELIVERY TRANSACTIONS

Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create market risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

TO BE ANNOUNCED SECURITIES (TBAS)

As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase market risks because the underlying mortgages may be less favorable than anticipated by the Fund.

DOLLAR ROLLS

Dollar rolls are transactions where the Fund sells mortgage backed securities with a commitment to buy similar, but not identical, mortgage backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage backed securities. Dollar rolls are subject to market risks and credit risks.

ASSET COVERAGE

In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.



INVESTMENT RATINGS FOR NON-GOVERNMENT MORTGAGE BACKED SECURITIES

The Adviser will determine whether a non-government backed security is eligible for investment by the Fund based upon the credit ratings given by one or more NRSRO's. For example, Standard and Poor's, a NRSRO, assigns ratings to securities based on its assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.



SECURITIES LENDING

The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to market risks and credit risks.

INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

There are many factors which may effect an investment in the Fund. The Fund's risks are described below:

INTEREST RATE RISKS

* Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

* Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

* Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

PREPAYMENT RISKS

* Unlike traditional fixed income securities, which may pay a fixed rate of interest until maturity, when the entire principal amount is due, payments on mortgage backed securities include both interest and a partial payment of principal. This partial payment of principal may be comprised of a scheduled principal payment as well as an unscheduled payment from the voluntary prepayment, refinancing or foreclosure of the underlying loans. These unscheduled payments of principal can adversely affect the price and yield of mortgage backed securities. For example, during periods of declining interest rates, prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds at the lower interest rates then available. In addition, like other interest bearing securities, the values of mortgage backed securities generally fall when interest rates rise. Since rising interest rates generally result in decreased prepayments of mortgage backed securities, this could cause mortgage securities to have greater average lives than expected and their value may decline more than other fixed income securities. Conversely, when interest rates fall, their potential for capital appreciation is limited due to the existence of the prepayment feature.

* Generally, mortgage backed securities compensate for greater prepayment risk by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the security to decline. Spreads generally increase in response to adverse economic or market conditions.

LIQUIDITY RISKS

* Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

* Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

* Liquidity risk also refers to the possibility that the Fund may not be able to sell a security when it wants to. If this happens, the Fund will be required to continue to hold the security, and the Fund could incur losses.

REGULATORY COMPLIANCE

In accordance with the rules and regulations established by the National Credit Union Administration (NCUA), unless the purchase is made solely to reduce interest-rate risk, the Fund will not invest in any CMO or REMIC security that meets any of the following three tests: (1) the CMO or REMIC has an expected average life greater than 10 years; (2) the average life of the CMO or REMIC extends by more than four years assuming an immediate and sustained parallel shift in the yield curve of plus 300 basis points, or shortens by more than six years assuming an immediately and sustained parallel shift in the yield curve of minus 300 basis points; or (3) the estimated change in the price of the CMO or REMIC is more than 17%, due to an immediate and sustained parallel shift in the yield curve of plus or minus 300 basis points.

Neither test (1) nor (2) above apply to floating or adjustable rate CMOs or REMICs with all of the following characteristics: (a) the interest rate of the instrument is reset at least annually; (b) the interest rate is below the contractual cap of the instrument; (c) the instrument is tied to a widely used market rate; and (d) the instrument varies directly (no inversely) and is reset in proportion with the index's changes.

The Fund may not purchase a residual interest in CMO or REMIC. In addition, the Fund will not purchase zero coupon securities with maturities greater than 10 years.

FUNDAMENTAL INVESTMENT OBJECTIVE AND POLICIES



* The Fund's investment objective is to pursue current income with minimal volatility of principal. The investment objective may not be changed by the Fund's Trustee's without shareholder approval.



INVESTMENT LIMITATIONS

ISSUING SENIOR SECURITIES AND BORROWING MONEY

* The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.



DIVERSIFICATION



* With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items, securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

INVESTING IN REAL ESTATE

* The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

INVESTING IN COMMODITIES

* The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

UNDERWRITING

* The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.



LENDING



* The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.



THE ABOVE LIMITATIONS CANNOT BE CHANGED UNLESS AUTHORIZED BY THE BOARD OF TRUSTEES (BOARD) AND BY THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING SECURITIES," AS DEFINED BY THE INVESTMENT COMPANY ACT. THE FOLLOWING LIMITATIONS, HOWEVER, MAY BE CHANGED BY THE BOARD WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL CHANGE IN THESE LIMITATIONS BECOMES EFFECTIVE.

PURCHASES ON MARGIN



* The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

PLEDGING ASSETS

* The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.



ILLIQUID SECURITIES



* The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.



INVESTING IN OTHER INVESTMENT COMPANIES



* The Fund may invest its assets in securities of other investment companies, including securities of affiliated investment companies, as an efficient means of carrying out its investment policies and managing its uninvested cash.

STRIPPED MORTGAGE SECURITIES

* The Fund will not invest in stripped mortgage securities, including securities which represent a share of only the interest payments or only the principal payments from underlying mortgage related securities.

RELATED POLICY INFORMATION

For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

As a non-fundamental operating policy, for purposes of the foregoing policy, investments in transactions involving futures contracts and options, forward currency contracts, swap transaction and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

PORTFOLIO TURNOVER



* The Fund will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the Fund's investment objective. For the fiscal years ended August 31, 1999, and 1998, the portfolio turnover rates were 83% and 56%, respectively.



DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:



* for fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;



* for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

* for all other securities at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

What Do Shares Cost?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

RULE 12B-1 PLAN (INSTITUTIONAL SERVICE SHARES)

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

The maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution- related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

Exchanging Securities for Shares

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

Subaccounting Services

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Fund. To protect its shareholders, the Fund has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Fund.

In the unlikely event a shareholder is held personally liable for the Fund's obligations, the Fund is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Fund will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Fund. Therefore, financial loss resulting from liability as a shareholder will occur only if the Fund itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Account and Share Information

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Fund have equal voting rights, except that in matters affecting only a particular class, only Shares of that class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Fund's outstanding shares.



As of October 6, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: APCO Employees Credit Union, Birmingham, AL, owned 6,008,538 Institutional Shares (14.43%); and Commonwealth Bank, Valley Forge, PA, owned 2,123,231

Institutional Shares (5.10%).



Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Tax Information

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

Who Manages and Provides Services to the Fund?

BOARD OF TRUSTEES

The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Fund, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Fund for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Federated Fund Complex is comprised of 54 investment companies, whose investment advisers are affiliated with the Fund's Adviser.



As of October 6, 1999, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.



NAME                                                                                   TOTAL
BIRTH DATE                                                              AGGREGATE      COMPENSATION
ADDRESS                                  PRINCIPAL OCCUPATIONS          COMPENSATION   FROM FUND
POSITION WITH FUND                       FOR PAST FIVE YEARS            FROM FUND      AND FUND COMPLEX
JOHN F. DONAHUE*+                        Chief Executive Officer                  $0   $0 for the Fund and
Birth Date: July 28, 1924                and Director or Trustee of                    54 other investment
Federated Investors Tower                the Federated Fund                            companies in the
1001 Liberty Avenue                      Complex; Chairman and                         Fund Complex
Pittsburgh, PA                           Director, Federated
CHAIRMAN AND TRUSTEE                     Investors, Inc.; Chairman
                                         and Trustee, Federated Investment
                                         Management Company; Chairman and
                                         Director, Federated Investment
                                         Counseling, and Federated Global
                                         Investment Management Corp.; Chairman,
                                         Passport Research, Ltd.

THOMAS G. BIGLEY                         Director or Trustee of            $1,417.96   $113,860.22 for the Fund
Birth Date: February 3, 1934             the Federated Fund                            and 54 other investment
15 Old Timber Trail                      Complex; Director, Member                     companies in the
Pittsburgh, PA                           of Executive Committee,                       Fund Complex
TRUSTEE                                  Children's Hospital of
                                         Pittsburgh; Director,
                                         Robroy Industries, Inc.
                                         (coated steel conduits/
                                         computer storage
                                         equipment); formerly:
                                         Senior Partner, Ernst &
                                         Young LLP; Director,
                                         MED 3000 Group, Inc.
                                         (physician practice
                                         management); Director,
                                         Member of Executive
                                         Committee, University of
                                         Pittsburgh.

JOHN T. CONROY, JR.                      Director or Trustee of the        $1,559.99   $125,264.48 for the Fund
Birth Date: June 23, 1937                Federated Fund Complex;                       and 54 other investment
Wood/Commercial Dept.                    President, Investment                         companies in the
John R. Wood Associates, Inc. Realtors   Properties Corporation;                       Fund Complex

3255 Tamiami Trail North                 Senior Vice President,
Naples, FL                               John R. Wood and
TRUSTEE                                  Associates, Inc.,

                                         Realtors; Partner or
                                         Trustee in private real
                                         estate ventures in
                                         Southwest Florida;
                                         formerly: President,
                                         Naples Property
                                         Management, Inc. and
                                         Northgate Village
                                         Development Corporation.

NICHOLAS CONSTANTAKIS                    Director or Trustee of the        $1,056.13   $47,958.02 for the Fund
Birth Date: September 3, 1939            Federated Fund Complex;                       and 29 other investment
175 Woodshire Drive                      formerly: Partner,                            companies in the
Pittsburgh, PA                           Andersen Worldwide SC.                        Fund Complex
TRUSTEE

JOHN F. CUNNINGHAM                       Director or Trustee of                   $0   $0 for the Fund and
Birth Date: March 5, 1943                some of the Federated Fund                    46 other investment
353 El Brillo Way                        Complex;                                      companies in the
Palm Beach, FL                           Chairman, President and                       Fund Complex
TRUSTEE                                  Chief Executive Officer,
                                         Cunningham & Co., Inc.
                                         (strategic business
                                         consulting); Trustee
                                         Associate, Boston College;
                                         Director, Iperia Corp.
                                         (communications/software);
                                         formerly: Director,
                                         Redgate Communications and
                                         EMC Corporation (computer
                                         storage systems).
                                         Previous Positions:
                                         Chairman of the Board and
                                         Chief Executive Officer,
                                         Computer Consoles, Inc.;
                                         President and Chief
                                         Operating Officer, Wang
                                         Laboratories; Director,
                                         First National Bank of
                                         Boston; Director, Apollo
                                         Computer, Inc.
LAWRENCE D. ELLIS, M.D.*                 Director or Trustee of the        $1,417.96   $113,860.22 for the Fund
Birth Date: October 11, 1932             Federated Fund Complex;                       and 54 other investment
3471 Fifth Avenue                        Professor of Medicine,                        companies in the
Suite 1111                               University of Pittsburgh;                     Fund Complex
Pittsburgh, PA                           Medical Director,
TRUSTEE                                  University of Pittsburgh

                                         Medical Center-Downtown; Hematologist,
                                         Oncologist, and Internist, University
                                         of Pittsburgh Medical Center; Member,
                                         National Board of Trustees, Leukemia
                                         Society of America.

PETER E. MADDEN                          Director or Trustee of the        $1,417.96   $113,860.22 for the Fund
Birth Date: March 16, 1942               Federated Fund Complex;                       and 54 other investment
One Royal Palm Way                       formerly: Representative,                     companies in the
100 Royal Palm Way                       Commonwealth of                               Fund Complex
Palm Beach, FL                           Massachusetts General
TRUSTEE                                  Court; President, State
                                         Street Bank and Trust
                                         Company and
                                         State Street Corporation.
                                         Previous Positions:
                                         Director, VISA USA and VISA
                                         International; Chairman
                                         and Director,
                                         Massachusetts Bankers
                                         Association; Director,
                                         Depository Trust
                                         Corporation; Director, The
                                         Boston Stock Exchange.


NAME                                                                                   TOTAL
BIRTH DATE                                                              AGGREGATE      COMPENSATION
ADDRESS                                  PRINCIPAL OCCUPATIONS          COMPENSATION   FROM FUND
POSITION WITH FUND                       FOR PAST FIVE YEARS            FROM FUND      AND FUND COMPLEX
CHARLES F. MANSFIELD, JR.                Director or Trustee of some              $0   $0 for the Fund and
Birth Date: April 10, 1945               of the Federated Fund                         50 other investment
80 South Road                            Complex; Management                           companies in the
Westhampton Beach, NY                    Consultant.                                   Fund Complex
TRUSTEE                                  Previous Positions: Chief
                                         Executive Officer, PBTC International
                                         Bank; Partner, Arthur Young & Company
                                         (now Ernst & Young LLP); Chief
                                         Financial Officer of Retail Banking
                                         Sector, Chase Manhattan Bank; Senior
                                         Vice President, Marine Midland Bank;
                                         Vice President, Citibank; Assistant
                                         Professor of Banking and Finance, Frank
                                         G. Zarb School of Business, Hofstra
                                         University.

JOHN E. MURRAY, JR., J.D., S.J.D.        Director or Trustee of            $1,417.96   $113,860.22 for the Fund
Birth Date: December 20, 1932            the Federated Fund                            and 54 other investment
President, Duquesne University           Complex; President, Law                       companies in the
Pittsburgh, PA                           Professor, Duquesne                           Fund Complex
TRUSTEE                                  University; Consulting
                                         Partner, Mollica & Murray;
                                         Director, Michael Baker
                                         Corp. (engineering,
                                         construction, operations,
                                         and technical services).
                                         Previous Positions: Dean
                                         and Professor of Law,
                                         University of Pittsburgh
                                         School of Law; Dean and
                                         Professor of Law,
                                         Villanova University
                                         School of Law.

MARJORIE P. SMUTS                        Director or Trustee of the        $1,417.96   $113,860.22 for the Fund
Birth Date: June 21, 1935                Federated Fund Complex;                       and 54 other investment
4905 Bayard Street                       Public Relations/                             companies in the
Pittsburgh, PA                           Marketing/Conference                          Fund Complex
TRUSTEE                                  Planning.
                                         Previous Positions:
                                         National Spokesperson,
                                         Aluminum Company of
                                         America; television
                                         producer; business owner.

JOHN S. WALSH                            Director or Trustee of some              $0   $0 for the Fund and
Birth Date: November 28, 1957            of the Federated Fund                         48 other investment
2007 Sherwood Drive                      Complex; President and                        companies in the
Valparaiso, IN                           Director, Heat Wagon, Inc.                    Fund Complex
TRUSTEE                                  (manufacturer of
                                         construction temporary
                                         heaters); President and
                                         Director, Manufacturers
                                         Products, Inc.
                                         (distributor of portable
                                         construction heaters);
                                         President, Portable Heater
                                         Parts, a division of
                                         Manufacturers Products,
                                         Inc.; Director, Walsh &
                                         Kelly, Inc. (heavy highway
                                         contractor); formerly:
                                         Vice President, Walsh &
                                         Kelly, Inc.

GLEN R. JOHNSON                          Staff member, Federated                  $0   $0 for the Fund and
Birth Date: May 2, 1929                  Securities Corp.                              8 other investment
Federated Investors Tower                                                              companies in the
1001 Liberty Avenue                                                                    Fund Complex

Pittsburgh, PA

PRESIDENT

J. CHRISTOPHER DONAHUE+*                 President or Executive                   $0   $0 for the Fund and
Birth Date: April 11, 1949               Vice President of the                         16 other investment
Federated Investors Tower                Federated Fund Complex;                       companies in the
1001 Liberty Avenue                      Director or Trustee of some                   Fund Complex
Pittsburgh, PA                           of the Funds in the
TRUSTEE AND EXECUTIVE                    Federated Fund Complex;
VICE PRESIDENT                           President, Chief Executive
                                         Officer and Director, Federated
                                         Investors, Inc.; President and Trustee,
                                         Federated Investment Management
                                         Company; President and Trustee,
                                         Federated Investment Counseling;
                                         President and Director, Federated
                                         Global Investment Management Corp.;
                                         President, Passport Research, Ltd.;
                                         Trustee, Federated Shareholder Services
                                         Company; Director, Federated Services
                                         Company.

EDWARD C. GONZALES                       Trustee or Director of some              $0   $0 for the Fund and
Birth Date: October 22, 1930             of the Funds in the                           1 other investment
Federated Investors Tower                Federated Fund Complex;                       company in the
1001 Liberty Avenue                      President, Executive Vice                     Fund Complex
Pittsburgh, PA                           President and Treasurer of
EXECUTIVE VICE PRESIDENT                 some of the Funds in the
                                         Federated Fund Complex; Vice Chairman,
                                         Federated Investors, Inc.; Vice
                                         President, Federated Investment
                                         Management Company and Federated
                                         Investment Counseling, Federated Global
                                         Investment Management Corp. and
                                         Passport Research, Ltd.; Executive Vice
                                         President and Director, Federated
                                         Securities Corp.; Trustee, Federated
                                         Shareholder Services Company.

JOHN W. MCGONIGLE                        Executive Vice President                 $0   $0 for the Fund and
Birth Date: October 26, 1938             and Secretary of the                          54 other investment
Federated Investors Tower                Federated Fund Complex;                       companies in the
1001 Liberty Avenue                      Executive Vice President,                     Fund Complex
Pittsburgh, PA                           Secretary, and Director,
EXECUTIVE VICE PRESIDENT                 Federated Investors, Inc.;
AND SECRETARY                            Trustee, Federated

                                         Investment Management Company and
                                         Investment Counseling; Director,
                                         Federated Global Investment Management
                                         Corp., Federated Services Company and
                                         Federated Securities Corp.

RICHARD J. THOMAS                        Treasurer of the Federated               $0   $0 for the Fund and
Birth Date: June 17, 1954                Fund Complex; Vice                            54 other investment
Federated Investors Tower                President-Funds Financial                     companies in the
1001 Liberty Avenue                      Services Division,                            Fund Complex

Pittsburgh, PA                           Federated Investors, Inc.;
TREASURER                                formerly: various

                                         management positions

                                         within Funds Financial
                                         Services Division of
                                         Federated Investors, Inc.


NAME                                                                                   TOTAL
BIRTH DATE                                                              AGGREGATE      COMPENSATION
ADDRESS                                  PRINCIPAL OCCUPATIONS          COMPENSATION   FROM FUND
POSITION WITH FUND                       FOR PAST FIVE YEARS            FROM FUND      AND FUND COMPLEX
RICHARD B. FISHER                        President or Vice                        $0   $0 for the Fund and
Birth Date: May 17, 1923                 President of some of the                      6 other investment
Federated Investors Tower                Funds in the Federated Fund                   companies in the
1001 Liberty Avenue                      Complex; Director or                          Fund Complex
Pittsburgh, PA                           Trustee of some of the
VICE PRESIDENT                           Funds in the Federated Fund
                                         Complex; Executive Vice
                                         President, Federated
                                         Investors, Inc.; Chairman
                                         and Director, Federated
                                         Securities Corp.

WILLIAM D. DAWSON, III                   Chief Investment Officer                 $0   $0 for the Fund and
Birth Date: March 3, 1949                of this Fund and various                      41 other investment
Federated Investors Tower                other Funds in the                            companies in the

1001 Liberty Avenue                      Federated Fund Complex;                       Fund Complex
Pittsburgh, PA                           Executive Vice President,
CHIEF INVESTMENT OFFICER                 Federated Investment

                                         Counseling, Federated Global Investment
                                         Management Corp., Federated Investment
                                         Management Company and Passport
                                         Research, Ltd.; Registered
                                         Representative, Federated Securities
                                         Corp.; Portfolio Manager, Federated
                                         Administrative Services; Vice
                                         President, Federated Investors, Inc.;
                                         formerly: Executive Vice President and
                                         Senior Vice President, Federated
                                         Investment Counseling Institutional
                                         Portfolio Management Services Division;
                                         Senior Vice President, Federated
                                         Investment Management Company and
                                         Passport Research, Ltd.

TODD A. ABRAHAM                          Todd A. Abraham has been                 $0   $0 for the Fund and
Birth Date: February 10, 1966            the Fund's portfolio                          1 other investment
Federated Investors Tower                manager since August 1995.                    company in the
1001 Liberty Avenue                      He is Vice President of the                   Fund Complex
Pittsburgh, PA                           Fund. Mr. Abraham has been
VICE PRESIDENT                           a Portfolio Manager since
                                         1995 and a Vice President
                                         of the Fund's investment
                                         adviser since 1997.
                                         Mr. Abraham joined
                                         Federated in 1993 as an
                                         Investment Analyst and
                                         served as Assistant Vice
                                         President from 1995 to
                                         1997. Mr. Abraham is a
                                         Chartered Financial
                                         Analyst and received his
                                         M.B.A. in Finance from
                                         Loyola College.


* An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940.

# A pound sign (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.



+ Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President and Trustee of the Fund.



++ Messrs. Cunningham, Mansfield and Walsh became members of the Board of Trustees on January 1, 1999, July 1, 1999 and January 1, 1999, respectively. They did not earn any fees for serving the Fund Complex since these fees are reported as of the end of the last calendar year. They did not receive any fees as of the fiscal year end of the Fund.



INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Fund or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.

OTHER RELATED SERVICES

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

RESEARCH SERVICES

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:



MAXIMUM              AVERAGE AGGREGATE DAILY
ADMINISTRATIVE FEE   NET ASSETS OF THE FEDERATED FUNDS


0.150 of 1%          on the first $250 million
0.125 of 1%          on the next $250 million
0.100 of 1%          on the next $250 million
0.075 of 1%          on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT



Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.



INDEPENDENT AUDITORS

The independent auditor for the Fund, Ernst & Young LLP, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES





FOR THE YEAR ENDED AUGUST 31         1999         1998         1997
Advisory Fee Earned            $2,624,894   $3,325,847   $3,977,723
Advisory Fee Reduction            853,071    1,037,318    1,270,395
Brokerage Commissions                   0            0            0
Administrative Fee                329,862      418,154      500,691
12B-1 FEE

Institutional Service Shares        1,097            -            -
SHAREHOLDER SERVICES FEE

Institutional Shares                    0            -            -
Institutional Service Shares       90,270            -            -




Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.

How Does the Fund Measure Performance?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD



Total returns are given for the one-year, five-year and ten-year periods ended August 31, 1999.

Yield is given for the 30-day period ended August 31, 1999.



                        30-DAY

SHARE CLASS             PERIOD   1 YEAR   5 YEARS   10 YEARS

INSTITUTIONAL SHARES:

Total Return            -        3.74%    5.68%     6.28%
Yield                   5.32%    -        -         -


                                                    START OF

                        30-DAY                      PERFORMANCE

SHARE CLASS             PERIOD   1 YEAR   5 YEARS   ON 4/25/92

INSTITUTIONAL
SERVICE SHARES:

Total Return            -        3.49%    5.41%     4.70%
Yield                   5.07%    -        -         -




TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD

The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

* references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

* charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

* discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

* information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:



LEHMAN BROTHERS ADJUSTABLE RATE MORTGAGE FUNDS INDEX

Lehman Brothers Adjustable Rate Mortgage Funds Index is comprised of all agency guaranteed securities with coupons that periodically adjust over a spread of a published index.

LEHMAN BROTHERS 1-3 YEAR GOVERNMENT INDEX



Lehman Brothers 1-3 Year Government Index is comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation. The index also includes corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum maturity of one year and maximum maturity of 2.9 years are included.



MERRILL LYNCH 1-YEAR TREASURY INDEX

Merrill Lynch 1-Year Treasury Index is an unmanaged index tracking 1-year U.S. Government securities. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.

LIPPER ANALYTICAL SERVICES, INC.



Lipper Analytical Services, Inc., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "U.S. Mortgage Funds" category in advertising and sales literature.



MORNINGSTAR, INC.



Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state- of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

MUNICIPAL FUNDS

In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

EQUITY FUNDS

In the equity sector, Federated has more than 28 years' experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value- oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

CORPORATE BOND FUNDS

In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making-based on intensive, diligent credit analysis-is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

GOVERNMENT FUNDS

In the government sector, as of December 31, 1998, Federated managed 9 mortgage backed, 5 government/agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.

MONEY MARKET FUNDS

In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield-
J. Thomas Madden; U.S. fixed income-William D. Dawson, III; and global equities and fixed income-Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

INSTITUTIONAL CLIENTS

Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

BANK MARKETING

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated Funds are available to consumers through major brokerage firms nationwide-we have over 2,200 broker/dealer and bank broker/dealer relationships across the country-supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Financial Information

The Financial Statements for the Fund for the fiscal year ended August 31, 1999 are incorporated herein by reference to the Annual Report to Shareholders of the Federated ARMs Fund dated August 31, 1999.



Investment Ratings



STANDARD AND POOR'S LONG-TERM DEBT RATING DEFINITIONS

AAA-Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A-Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB-Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB-Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B-Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC-Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B rating.

CC-The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C-The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

MOODY'S INVESTORS SERVICE, INC. LONG-TERM BOND RATING DEFINITIONS

AAA-Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA-Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA-Bonds which are rated BAA are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA-Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B-Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA-Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA-Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C-Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH IBCA, INC. LONG-TERM DEBT RATING DEFINITIONS

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F- 1+.

A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB-Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B-Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC-Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC-Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C-Bonds are imminent default in payment of interest or principal.

Addresses

FEDERATED ARMS FUND

Institutional Shares

Institutional Service Shares

Federated Investors Funds

5800 Corporate Drive

Pittsburgh, PA 15237-7000

DISTRIBUTOR

Federated Securities Corp.

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Federated Investment Management Company

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

CUSTODIAN

State Street Bank and Trust Company

P.O. Box 8600

Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

INDEPENDENT AUDITORS

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116-5072

PART C.     OTHER INFORMATION.

Item 23.         EXHIBITS:

               (a) Conformed copy of Amended and Restated Declaration of Trust of the Registrant; (16)

               (b)  (i) Copy of Restated and Amended  By-Laws of the Registrant;
                    (16)

               (ii) Copy of  Amendment  No. 5 to the By-Laws of the  Registrant;
                    (19)

               (iii)Copy of  Amendment  No. 6 to the By-Laws of the  Registrant;
                    (19)

               (iv) Copy of  Amendment  No. 7 to the By-Laws of the  Registrant;
                    (19)

               (v)  Copy of  Amendment  No. 8 to the By-Laws of the  Registrant;
                    (19)

          (c) Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant; (15)

          (d)  Conformed copy of Investment Advisory Contract of the Registrant;
               (9)

          (e)  (i) Conformed copy of  Distributor's  Contract of the Registrant;
               (14)

     (ii) Conformed  copy  of  Exhibit  A  to  Distributor's   Contract  of  the
          Registrant; (16)

     (iii)Conformed  copy  of  Exhibit  B  to  Distributor's   Contract  of  the
          Registrant; +

     (iv) The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)(6) of the Cash Trust Series II Registration Statement on Form N-1A filed with the Commission on July 24, 1995. (File Nos. 33-38550 and 811-6269); (f) Not applicable;

                 (g)  (i)           Conformed copy of Custodian Contract of
                                    the Registrant; (16)
                      (ii)          Conformed copy of Custodian Fee
                                    Schedule; (19)

+       All exhibits have been filed electronically.

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed August 24, 1989. (File Nos. 2-98491 and 811-4539).

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed October 22, 1992. (File Nos. 2-98491 and 811-4539).

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed October 25, 1993. (File Nos. 2-98491 and 811-4539).

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed October 26, 1994. (File Nos. 2-98491 and 811-4539).

19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed October 29, 1998. (File Nos. 2-98491 and 811-4539).

          (h) (i) Conformed copy of Agreement for Fund Accounting Services, Administrative Services, Shareholder Transfer Agency Services and Custody Services Procurement of the Registrant; (17)

          (ii) The responses described in Item 24(b)(6) are hereby incorporated by reference;

          (iii)Conformed copy of Amended and restated Shareholder Services Agreement of the Registrant; (19)

          (iv) The Registrant hereby incorporates by reference the conformed copy of the Shareholder Services Sub-Contract between Fidelity and Federated Shareholder Services from Item 24(b)(9)(iii) of Federated GNMA Trust Registration Statement on Form N-1A, filed with the Commission on March 25, 1996. (File Nos. 2-75670 and 811-3375).

          (i) Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered; (16) (j) Conformed copy of Consent of Independent Auditors; +

          (k)  Not applicable;

          (l)  Conformed copy of Initial Capital Understanding; (16)

          (m) (i) Conformed copy of Rule 12b-1 Distribution Plan of the Registrant; (14)

          (ii) The responses described in Item 24(b)(6) are hereby incorporated by reference;

     (n) The Registrant hereby incorporates the conformed copy of specimen Multiple Class Plan from Item 24(b)(18) of the World Investment Series, Inc. Registration Statement on Form N-1A, filed with the Commission on January 26, 1996. (File Nos. 33-52149 and 811-07141).

     (o)  (i) Conformed copy of Power of Attorney of the Registrant; +

     (ii) Conformed copy of Power of Attorney of Chief Investment Officer of the Registrant; +

     (iii) Conformed copy of Power of Attorney of Trustee of the Registrant; +


+       All exhibits have been filed electronically.

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed October 22, 1992. (File Nos. 2-98491 and 811-4539).

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed October 26, 1994. (File Nos. 2-98491 and 811-4539).

17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed October 24, 1996. (File Nos. 2-98491 and 811-4539).

19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed October 29, 1998. (File Nos. 2-98491 and 811-4539).

Item 24.       PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND:

               None

Item 25.       INDEMNIFICATION:   (12)

Item 26.       BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:

               For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part
               A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.

               The remaining Officers of the investment adviser are:

               Executive Vice Presidents:   William D. Dawson, III
                                                   Henry A. Frantzen
                                                   J. Thomas Madden

               Senior Vice Presidents:             Joseph M. Balestrino
                                                   David A. Briggs
                                                   Drew J. Collins
                                                   Jonathan C. Conley
                                                   Deborah A. Cunningham
                                                   Mark E. Durbiano
                                                   Jeffrey A. Kozemchak
                                                   Sandra L. McInerney
                                                   Susan M. Nason
                                                   Mary Jo Ochson
                                                   Robert J. Ostrowski

               Vice Presidents:                    Todd A. Abraham
                                                   J. Scott Albrecht
                                                   Arthur J. Barry
                                                   Randall S. Bauer
                                                   G. Andrew Bonnewell
                                                   Micheal W. Casey
                                                   Robert E. Cauley
                                                   Alexandre de Bethmann
                                                   Anthony Delserone, Jr.
                                                   Michael P. Donnelly
                                                   Linda A. Duessel
                                                   Donald T. Ellenberger
                                                   Kathleen M. Foody-Malus
                                                   Thomas M. Franks
                                                   James E. Grefenstette
                                                   Marc Halperin
                                                   Patricia L. Heagy
                                                   Susan R. Hill
                                                   William R. Jamison
                                                   Constantine J. Kartsonas
                                                   Robert M. Kowit



12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed December 27, 1991. (File Nos. 2-98491 and 811-4539).

                                                   Richard J. Lazarchic
                                                   Steven Lehman
                                                   Marian R. Marinack
                                                   William M. Painter
                                                   Jeffrey A. Petro
                                                   Keith J. Sabol
                                                   Frank Semack
                                                   Aash M. Shah
                                                   Michael W. Sirianni, Jr.
                                                   Christopher Smith
                                                   Edward J. Tiedge
                                                   Leonardo A. Vila
                                                   Paige M. Wilhelm
                                                   George B. Wright

               Assistant Vice Presidents:   Arminda Aviles
                                                   Nancy J. Belz
                                                   Lee R. Cunningham, II
                                                   James H. Davis, II
                                                   Jacqueline A. Drastal
                                                   Paul S. Drotch
                                                   Salvatore A. Esposito
                                                   Donna M. Fabiano
                                                   Gary E. Farwell
                                                   Eamonn G. Folan
                                                   John T. Gentry
                                                   John W. Harris
                                                   Nathan H. Kehm
                                                   John C. Kerber
                                                   Grant K. McKay
                                                   Christopher Matyszewski
                                                   Natalie F. Metz
                                                   Thomas Mitchell
                                                   Joseph M. Natoli
                                                   Trent Neville
                                                   Ihab Salib
                                                   Roberto Sanchez-Dahl, Sr.
                                                   James W. Schaub
                                                   John Sheehy
                                                   John Sidawi
                                                   Matthew K. Stapen
                                                   Diane Tolby
                                                   Timothy G. Trebilcock
                                                   Steven J. Wagner
                                                   Lori A. Wolff

               Secretary:                          G. Andrew Bonnewell

               Treasurer:                          Thomas R. Donahue

               Assistant Secretaries:              C. Grant Anderson
                                                   Karen M. Brownlee
                                                   Leslie K. Ross

               Assistant Treasurer:         Dennis McAuley, III

               The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

Item 27.       PRINCIPAL UNDERWRITERS:

     (a)....Federated  Securities  Corp.  the  Distributor  for  shares  of  the
Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; ; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Regions Funds; RIGGS Funds; SouthTrust Funds; Tax-Free Instruments Trust; The Planters Funds; The Wachovia Funds; The Wachovia Municipal Funds; Vision Group of Funds, Inc.; World Investment Series, Inc.; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; DG Investor Series; High Yield Cash Trust; Investment Series Trust; Star Funds; Targeted Duration Trust; The Virtus Funds; Trust for Financial Institutions;

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.


               (b)

           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices
 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT


Richard B. Fisher                   Chairman, Chief Executive             Vice President
Federated Investors Tower           Officer, Chief Operating
1001 Liberty Avenue                 Officer
Pittsburgh, PA 15222-3779           Federated Securities Corp.

Arthur L. Cherry                    Director                                     --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Fisher                      President-Institutional Sales                --
Federated Investors Tower           and Director
1001 Liberty Avenue                 Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue                   Director, Assistant Secretary                --
Federated Investors Tower           and Treasurer
1001 Liberty Avenue                 Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz                       President-Broker/Dealer and                  --
Federated Investors Tower           Director
1001 Liberty Avenue                 Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor                     Executive Vice President                     --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark W. Bloss                       Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard W. Boyd                     Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Laura M. Deger                      Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bryant R. Fisher                    Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

Christopher T. Fives                Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James S. Hamilton                   Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James M. Heaton                     Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Keith Nixon                         Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Solon A. Person, IV                 Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ronald M. Petnuch                   Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA  15222-3779

Timothy C. Pillion                  Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas E. Territ                    Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest G. Anderson                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Bohnet                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis            Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

Matthew W. Brown                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David J. Callahan                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark Carroll                        Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Steven R. Cohen                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mary J. Combs                       Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.              Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.              Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kevin J. Crenny                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Daniel T. Culbertson                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Marc C. Danile                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert J. Deuberry                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

William C. Doyle                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark D. Fisher                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark A. Gessner                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Joseph D. Gibbons                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John K. Goettlicher                 Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Craig S. Gonzales                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Tad Gullickson                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dayna C. Haferkamp                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bruce E. Hastings                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James E. Hickey                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

H. Joseph Kennedy                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael W. Koenig                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dennis M. Laffey                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher A. Layton               Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael H. Liss                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael R. Manning                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Amy Michalisyn                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark J. Miehl                       Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard C. Mihm                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Alec H. Neilly                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas A. Peters III                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert F. Phillips                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

Richard A. Recker                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Eugene B. Reed                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul V. Riordan                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John Rogers                         Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Brian S. Ronayne                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Larry Sebbens                       Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Segura                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David W. Spears                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John A. Staley                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Colin B. Starks                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

Jeffrey A. Stewart                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Tustin                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul A. Uhlman                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Miles J. Wallace                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John F. Wallin                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard B. Watts                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski               Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael P. Wolff                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert W. Bauman                    Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward R. Bozek                     Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth C. Dell                        Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David L. Immonen                    Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

John T. Glickson                    Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest L. Linane                    Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Renee L. Martin                     Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy S. Johnson                  Secretary,                                   --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dennis McAuley                      Assistant Treasurer,                         --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

            (c)         Not applicable

Item 28.       LOCATION OF ACCOUNTS AND RECORDS:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                                           Federated Investors Tower
                                                     1001 Liberty Avenue
                                                     Pittsburgh, PA 15222-3779

     (Notices should be sent to the Agent for service at the above address)

                                                     Federated Investors Funds
                                                     5800 Corporate Drive
                                                     Pittsburgh, PA 15237-7000

Federated Shareholder Services Company               P.O. Box 8600
("Transfer Agent and Dividend                        Boston, MA 02266-8600

Disbursing Agent)

Federated Services Company                           Federated Investors Tower
("Administrator")                                    1001 Liberty Avenue

                                                     Pittsburgh, PA  15222-3779

Federated Investment Management Company              Federated Investors Tower
("Adviser")                                          1001 Liberty Avenue

                                                     Pittsburgh, PA  15222-3779

State Street Bank and Trust Company                  P.O. Box 8600
("Custodian")                                        Boston, MA 02266-8600

Item 29.       MANAGEMENT SERVICES:  Not applicable.

Item 30........UNDERTAKINGS:

               Registrant hereby undertakes to comply with the provisions of
               Section 16(c) of the 1940 Act with respect to removal of Trustees and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED ARMs FUND, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 28th day of October, 1999.

                        FEDERATED INCOME SECURITIES TRUST

                      BY: /s/ C. Grant Anderson
                      C. Grant Anderson, Assistant Secretary
                      Attorney in Fact for John F. Donahue

                      October 28, 1999

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

     NAME                                   TITLE                 DATE

By:  /s/ C. Grant Anderson

     C. Grant Anderson                   Attorney In Fact     October 28, 1999
     ASSISTANT SECRETARY                 For the Persons

                                         Listed Below

     NAME                                   TITLE

John F. Donahue*                            Chairman and Trustee
                                            (Chief Executive Officer)

William D. Dawson, III*                     Chief Investment Officer

Glen R. Johnson*                            President

Richard J. Thomas*                          Treasurer
                                            (Principal Financial and
                                            Accounting Officer)

Thomas G. Bigley*                           Trustee

John T. Conroy, Jr.*                        Trustee

Nicholas P. Constantakis*                   Trustee

John F. Cunningham*                         Trustee

Lawrence D. Ellis, M.D.*                    Trustee

Peter E. Madden*                            Trustee

John E. Murray, Jr., J.D., S.J.D.*       Trustee

Marjorie P. Smuts*                          Trustee

* By Power of Attorney